UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital and Income Fund -
Capital and Income Fund
Class F

July 31, 2011

1.804853.107

CAI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 61.9%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
Energy - 0.8%
Cal Dive International, Inc. 3.25% 12/15/25	$ 7,112	$ 7,183
Chesapeake Energy Corp.:
2.5% 5/15/37	49,606	54,100
2.5% 5/15/37	20,728	22,596
		83,879
Nonconvertible Bonds - 61.1%
Aerospace - 0.7%
ADS Tactical, Inc. 11% 4/1/18 (g)	4,475	4,721
Alion Science & Technology Corp.:
10.25% 2/1/15	2,770	2,285
12% 11/1/14 pay-in-kind	3,875	3,952
Hexcel Corp. 6.75% 2/1/15	2,655	2,711
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (g)	4,532	4,668
7.125% 3/15/21 (g)	4,532	4,691
Sequa Corp.:
11.75% 12/1/15 (g)	38,310	40,992
13.5% 12/1/15 pay-in-kind (g)	15,587	16,912
		80,932
Air Transportation - 1.7%
Air Canada 9.25% 8/1/15 (g)	17,706	18,149
American Airlines, Inc. equipment trust certificate 13% 8/1/16	11,343	12,931
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	15,467	17,710
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	2,873	2,859
Continental Airlines, Inc. 7.25% 11/10/19	13,321	14,387
Delta Air Lines, Inc. 9.5% 9/15/14 (g)	3,916	4,161
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	30,270	31,369
8.021% 8/10/22	14,878	15,046
Northwest Airlines Corp. 10% 2/1/09 (d)	8,210	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (d)	5,910	0
8.875% 6/1/06 (d)	5,900	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	8,113	8,275
8.028% 11/1/17	2,631	2,631
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.:
9.875% 8/1/13 (g)	$ 5,303	$ 5,588
12% 11/1/13 (g)	9,363	9,948
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	20,670	23,306
US Airways 2011-1 Class A Pass Through Trust 7.125% 4/22/25	13,950	13,880
		180,240
Auto Parts Dist (Discontinued) - 0.0%
Affinia Group, Inc. 10.75% 8/15/16 (g)	1,902	2,125
Automotive - 2.3%
Accuride Corp. 9.5% 8/1/18	1,604	1,716
Affinia Group, Inc. 9% 11/30/14	13,208	13,472
ArvinMeritor, Inc. 10.625% 3/15/18	5,566	6,206
Cooper Standard Auto, Inc. 8.5% 5/1/18	4,714	4,973
Dana Holding Corp.:
6.5% 2/15/19	6,056	6,117
6.75% 2/15/21	4,038	4,099
Delphi Corp.:
5.875% 5/15/19 (g)	13,590	13,726
6.125% 5/15/21 (g)	12,615	12,741
Exide Technologies 8.625% 2/1/18 (g)	5,526	5,637
Ford Motor Credit Co. LLC:
6.625% 8/15/17	24,255	26,074
12% 5/15/15	34,469	42,828
General Motors Acceptance Corp. 8% 11/1/31	20,524	22,077
General Motors Corp.:
6.75% 5/1/28 (d)	30,632	334
7.125% 7/15/13 (d)	3,954	43
7.2% 1/15/11 (d)	9,896	108
7.4% 9/1/25 (d)	1,235	13
7.7% 4/15/16 (d)	21,189	231
8.25% 7/15/23 (d)	11,961	130
8.375% 7/15/33 (d)	17,293	188
General Motors Financial Co., Inc. 6.75% 6/1/18 (g)	16,900	17,154
International Automotive Components Group SA 9.125% 6/1/18 (g)	14,445	14,806
RSC Equipment Rental, Inc. 10% 7/15/17 (g)	7,291	8,257
Stoneridge, Inc. 9.5% 10/15/17 (g)	5,694	6,171
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Tenneco, Inc.:
6.875% 12/15/20	$ 15,510	$ 15,937
7.75% 8/15/18	3,812	3,993
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	8,714	9,760
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (g)	12,030	13,053
		249,844
Banks & Thrifts - 3.8%
Ally Financial, Inc.:
3.4658% 2/11/14 (i)	39,220	38,828
7.5% 9/15/20	47,180	49,608
8% 3/15/20	65,302	70,363
Bank of America Corp.:
8% (h)(i)	15,181	15,485
8.125% (h)(i)	20,915	21,438
GMAC LLC:
6.75% 12/1/14	8,237	8,649
8% 11/1/31	188,126	201,295
Wells Fargo & Co. 7.98% (h)(i)	5,738	6,125
		411,791
Broadcasting - 0.2%
Clear Channel Communications, Inc. 11% 8/1/16 pay-in-kind (i)	13,310	11,713
Gray Television, Inc. 10.5% 6/29/15	5,284	5,482
Sinclair Television Group, Inc. 8.375% 10/15/18	8,694	9,216
		26,411
Building Materials - 0.1%
Building Materials Corp. of America 6.75% 5/1/21 (g)	12,905	13,163
General Cable Corp. 7.125% 4/1/17	2,449	2,522
		15,685
Cable TV - 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	28,370	28,299
7.875% 4/30/18	7,751	8,371
8.125% 4/30/20	18,473	20,274
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)	24,606	26,144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	$ 19,086	$ 22,522
DISH DBS Corp. 6.75% 6/1/21 (g)	25,875	26,716
EchoStar Communications Corp. 7.125% 2/1/16	43,061	45,968
ONO Finance II PLC 10.875% 7/15/19 (g)	3,022	3,150
UPCB Finance III Ltd. 6.625% 7/1/20 (g)	10,445	10,445
Videotron Ltd. 6.875% 1/15/14	1,636	1,652
		193,541
Capital Goods - 0.2%
Chart Industries, Inc. 9.125% 10/15/15	3,633	3,801
Harbinger Group, Inc. 10.625% 11/15/15	6,512	6,675
Terex Corp. 10.875% 6/1/16	14,070	16,145
		26,621
Chemicals - 0.9%
Celanese US Holdings LLC 5.875% 6/15/21	7,055	7,443
Ferro Corp. 7.875% 8/15/18	10,602	11,159
Georgia Gulf Corp. 9% 1/15/17 (g)	8,325	9,074
LBI Escrow Corp. 8% 11/1/17 (g)	15,567	17,650
NOVA Chemicals Corp. 3.542% 11/15/13 (i)	4,696	4,673
OMNOVA Solutions, Inc. 7.875% 11/1/18 (g)	2,686	2,612
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (g)	8,712	9,278
Polymer Group, Inc. 7.75% 2/1/19 (g)	4,067	4,189
PolyOne Corp. 7.375% 9/15/20	4,506	4,810
Solutia, Inc.:
7.875% 3/15/20	5,738	6,254
8.75% 11/1/17	3,121	3,464
Sterling Chemicals, Inc. 10.25% 4/1/15	5,833	6,183
TPC Group LLC 8.25% 10/1/17 (g)	5,354	5,689
		92,478
Consumer Products - 0.7%
ACCO Brands Corp. 10.625% 3/15/15	1,707	1,903
Easton-Bell Sports, Inc. 9.75% 12/1/16	4,122	4,545
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	4,178
Hines Nurseries, Inc. 10.25% 10/1/11 (d)	2,480	25
Jarden Corp. 6.125% 11/15/22	7,850	7,929
NBTY, Inc. 9% 10/1/18	12,257	13,054
Reddy Ice Corp.:
11.25% 3/15/15	12,184	12,534
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Reddy Ice Corp.: - continued
13.25% 11/1/15	$ 11,356	$ 10,504
Revlon Consumer Products Corp. 9.75% 11/15/15	10,653	11,612
Sealy Mattress Co. 10.875% 4/15/16 (g)	4,136	4,622
		70,906
Containers - 1.7%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (g)	12,190	12,495
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (g)	2,909	2,996
9.125% 10/15/20 (g)	11,029	11,636
Berry Plastics Corp.:
8.25% 11/15/15	11,238	11,968
9.75% 1/15/21	13,518	13,518
Berry Plastics Holding Corp. 4.122% 9/15/14 (i)	1,765	1,659
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (g)(i)	5,919	5,706
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (g)	13,726	14,103
Crown Cork & Seal, Inc.:
7.375% 12/15/26	1,805	1,805
7.5% 12/15/96	12,871	10,039
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (g)	6,987	6,830
9% 4/15/19 (g)	22,105	21,552
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (g)	10,035	9,709
8.25% 2/15/21 (g)	42,726	39,735
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (g)	10,165	10,331
Solo Cup Co. 8.5% 2/15/14	7,528	7,076
		181,158
Diversified Financial Services - 4.9%
Aircastle Ltd. 9.75% 8/1/18	4,528	5,003
CIT Group, Inc.:
7% 5/1/14	4,380	4,413
7% 5/1/15	1	1
7% 5/4/15 (g)	7,854	7,883
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
7% 5/1/16	$ 1	$ 1
7% 5/2/16 (g)	58,998	59,072
7% 5/1/17	0	0*
7% 5/2/17 (g)	120,558	120,709
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	58,066	60,243
8% 1/15/18	58,066	59,953
Ineos Finance PLC 9% 5/15/15 (g)	7,086	7,564
International Lease Finance Corp.:
5.75% 5/15/16	13,720	13,549
6.25% 5/15/19	22,635	22,594
6.75% 9/1/16 (g)	11,300	12,035
7.125% 9/1/18 (g)	22,603	24,185
8.25% 12/15/20	20,392	22,635
8.625% 9/15/15	20,809	23,306
8.75% 3/15/17	31,038	34,763
Penson Worldwide, Inc. 12.5% 5/15/17 (g)	9,516	8,874
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	10,861	12,340
WM Finance Corp. 11.5% 10/1/18 (g)	27,920	28,129
		527,252
Diversified Media - 0.3%
Checkout Holding Corp. 0% 11/15/15 (g)	8,164	5,235
Liberty Media Corp.:
8.25% 2/1/30	14,848	14,588
8.5% 7/15/29	9,940	9,890
MDC Partners, Inc. 11% 11/1/16	2,375	2,618
		32,331
Electric Utilities - 3.3%
Calpine Corp. 7.875% 1/15/23 (g)	68,734	71,655
Energy Future Holdings Corp. 10% 1/15/20	22,969	23,945
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	92,712	97,116
11% 10/1/21 (g)	77,278	74,960
Intergen NV 9% 6/30/17 (g)	17,030	17,967
NRG Energy, Inc.:
7.625% 5/15/19 (g)	19,860	20,357
7.875% 5/15/21 (g)	19,860	19,860
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
TXU Corp.:
6.5% 11/15/24	$ 32,545	$ 14,320
6.55% 11/15/34	49,008	20,828
		361,008
Energy - 8.0%
ATP Oil & Gas Corp. 11.875% 5/1/15	86,045	87,336
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (g)	8,035	8,115
Berry Petroleum Co.:
8.25% 11/1/16	9,655	10,089
10.25% 6/1/14	6,231	7,134
Brigham Exploration Co. 6.875% 6/1/19 (g)	11,285	11,793
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (g)	4,575	4,707
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	13,320	14,186
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	4,922
Chesapeake Energy Corp. 6.875% 11/15/20	9,165	9,944
Chesapeake Midstream Partners LP/CHKM Finance Corp. 5.875% 4/15/21 (g)	6,610	6,577
Clayton Williams Energy, Inc. 7.75% 4/1/19 (g)	14,004	13,654
Complete Production Services, Inc. 8% 12/15/16	8,387	8,785
Concho Resources, Inc.:
6.5% 1/15/22	16,925	17,729
7% 1/15/21	7,134	7,705
Continental Resources, Inc. 8.25% 10/1/19	2,525	2,778
Covanta Holding Corp. 7.25% 12/1/20	12,151	13,191
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (g)	6,120	6,089
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18	13,153	14,304
Denbury Resources, Inc.:
8.25% 2/15/20	10,371	11,421
9.75% 3/1/16	4,608	5,138
Drummond Co., Inc. 7.375% 2/15/16	15,886	16,402
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19 (g)	14,075	14,427
Edgen Murray Corp. 12.25% 1/15/15	23,334	23,509
Energy Partners Ltd. 8.25% 2/15/18 (g)	17,853	17,317
Energy Transfer Equity LP 7.5% 10/15/20	25,052	26,931
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17	31,611	34,061
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	11,022	10,636
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forbes Energy Services Ltd. 9% 6/15/19 (g)	$ 10,305	$ 10,305
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (g)	5,412	5,642
Goodrich Petroleum Corp. 8.875% 3/15/19 (g)	9,323	9,533
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)	15,239	16,001
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)	10,284	10,901
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (g)	15,513	15,823
LINN Energy LLC/LINN Energy Finance Corp.:
7.75% 2/1/21 (g)	27,475	29,261
8.625% 4/15/20	26,385	29,221
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20	4,586	4,861
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (g)	11,238	12,362
Offshore Group Investment Ltd.:
11.5% 8/1/15	20,845	22,982
11.5% 8/1/15 (g)	4,770	5,259
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)	28,170	29,579
Oil States International, Inc. 6.5% 6/1/19 (g)	10,615	10,880
Petrohawk Energy Corp. 7.875% 6/1/15	13,851	14,994
Petroleum Development Corp. 12% 2/15/18	16,014	17,856
Pioneer Drilling Co. 9.875% 3/15/18	8,990	9,642
Plains Exploration & Production Co. 10% 3/1/16	12,933	14,550
Precision Drilling Corp. 6.5% 12/15/21 (g)	2,505	2,555
Pride International, Inc. 6.875% 8/15/20	7,810	9,369
Quicksilver Resources, Inc. 11.75% 1/1/16	14,289	16,504
Rosetta Resources, Inc. 9.5% 4/15/18	9,465	10,565
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,098
8% 3/1/32	13,025	16,762
Southern Star Central Corp. 6.75% 3/1/16	5,021	5,084
Southwestern Energy Co. 7.5% 2/1/18	9,410	10,845
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,184
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (g)	7,214	7,304
11.25% 7/15/17	11,884	13,637
Tennessee Gas Pipeline Co.:
7% 10/15/28	7,170	8,464
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37	$ 5,445	$ 6,764
8.375% 6/15/32	4,458	5,792
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	4,031	4,253
Venoco, Inc.:
8.875% 2/15/19	18,854	19,514
11.5% 10/1/17	14,008	15,514
		865,740
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (g)	6,794	7,338
Environmental - 0.1%
Casella Waste Systems, Inc.:
7.75% 2/15/19 (g)	3,011	2,981
11% 7/15/14	4,210	4,673
Darling International, Inc. 8.5% 12/15/18	2,810	3,070
		10,724
Food & Drug Retail - 0.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)	12,122	12,364
Rite Aid Corp.:
8% 8/15/20	17,966	19,897
9.5% 6/15/17	4,093	3,786
9.75% 6/12/16	9,001	9,946
10.25% 10/15/19	4,488	5,004
		50,997
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (g)	20,472	20,677
Bumble Bee Holdco SCA 9.625% 3/15/18 pay-in-kind (g)(i)	11,305	10,514
Dean Foods Co. 9.75% 12/15/18 (g)	18,112	19,380
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14	14,307	16,310
Leiner Health Products, Inc. 11% 6/1/12 (d)	2,870	144
Michael Foods, Inc. 9.75% 7/15/18 (g)	4,776	5,158
Smithfield Foods, Inc. 10% 7/15/14	15,484	18,078
		90,261
Gaming - 1.1%
FireKeepers Development Authority 13.875% 5/1/15 (g)	5,672	6,536
MCE Finance Ltd. 10.25% 5/15/18	20,155	22,775
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.:
10% 11/1/16 (g)	$ 13,452	$ 14,562
10.375% 5/15/14	4,312	4,926
Mohegan Tribal Gaming Authority 6.875% 2/15/15	7,221	4,874
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (g)(i)	33,500	32,160
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	6,103	4,150
Station Casinos, Inc.:
6% 4/1/12 (d)	42,515	4
6.5% 2/1/14 (d)	58,215	0
6.625% 3/15/18 (d)	60,505	0
6.875% 3/1/16 (d)	64,220	0
7.75% 8/15/16 (d)	65,520	7
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (g)	1,605	1,677
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (d)	1,933	981
12.75% 1/15/13 (d)	4,965	6
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)	4,770	2,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	20,948	23,174
		118,432
Healthcare - 5.5%
Apria Healthcare Group, Inc. 11.25% 11/1/14	20,319	20,725
CDRT Merger Sub, Inc. 8.125% 6/1/19 (g)	17,150	17,150
ConvaTec Healthcare ESA 10.5% 12/15/18 (g)	11,949	12,278
CRC Health Group, Inc. 10.75% 2/1/16	5,621	5,776
DaVita, Inc.:
6.375% 11/1/18	10,985	11,164
6.625% 11/1/20	9,505	9,695
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	16,354	17,417
ExamWorks Group, Inc. 9% 7/15/19 (g)	8,375	8,563
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	14,435
Giant Funding Corp. 8.25% 2/1/18 (g)	12,699	13,461
HCA Holdings, Inc. 7.75% 5/15/21 (g)	180,017	182,267
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)	36,620	35,844
InVentiv Health, Inc. 10% 8/15/18 (g)	2,237	2,164
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Kindred Escrow Corp. 8.25% 6/1/19 (g)	$ 5,605	$ 5,493
LifePoint Hospitals, Inc. 6.625% 10/1/20	9,889	10,037
Mylan, Inc.:
6% 11/15/18 (g)	27,014	27,554
7.625% 7/15/17 (g)	10,240	11,059
7.875% 7/15/20 (g)	18,477	20,509
Omega Healthcare Investors, Inc. 6.75% 10/15/22	20,615	20,976
ResCare, Inc. 10.75% 1/15/19	6,775	7,249
Rotech Healthcare, Inc.:
10.5% 3/15/18	6,732	6,614
10.75% 10/15/15	9,969	10,941
Skilled Healthcare Group, Inc. 11% 1/15/14	4,372	4,492
UHS Escrow Corp. 7% 10/1/18	2,503	2,603
United Surgical Partners International, Inc. 8.875% 5/1/17	2,478	2,577
Valeant Pharmaceuticals International:
6.75% 8/15/21 (g)	55,189	52,154
6.875% 12/1/18 (g)	38,486	37,524
7% 10/1/20 (g)	6,090	5,938
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	11,189	11,413
Vanguard Health Systems, Inc. 0% 2/1/16	2,777	1,833
		589,905
Homebuilders/Real Estate - 0.6%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	13,613	13,919
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)	21,720	21,231
Realogy Corp.:
7.875% 2/15/19 (g)	14,238	14,024
12% 4/15/17	10,344	10,292
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	2,924	2,968
		62,434
Insurance - 0.1%
CNO Financial Group, Inc. 9% 1/15/18 (g)	7,320	7,649
USI Holdings Corp. 4.1358% 11/15/14 (g)(i)	2,554	2,343
		9,992
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Leisure - 0.4%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	$ 7,298	$ 7,937
Equinox Holdings, Inc. 9.5% 2/1/16 (g)	15,517	16,448
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	11,563	12,604
NCL Corp. Ltd. 9.5% 11/15/18 (g)	3,549	3,895
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)	3,048	3,109
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (g)	1,855	1,943
		45,936
Metals/Mining - 1.9%
Aleris International, Inc.:
6% 6/1/20 (g)	151	151
9% 12/15/14 pay-in-kind (d)(i)	12,670	63
Alpha Natural Resources, Inc.:
6% 6/1/19	21,630	22,171
6.25% 6/1/21	12,425	12,736
Arch Coal, Inc. 7.25% 10/1/20	4,108	4,334
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)	5,850	6,011
Calcipar SA 6.875% 5/1/18 (g)	5,190	5,235
CONSOL Energy, Inc.:
8% 4/1/17	17,103	18,793
8.25% 4/1/20	17,567	19,478
Drummond Co., Inc. 9% 10/15/14 (g)	5,628	5,923
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (g)	18,097	18,390
6.875% 2/1/18 (g)	18,097	18,776
7% 11/1/15 (g)	22,325	23,189
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (g)	11,632	11,806
Mirabela Nickel Ltd. 8.75% 4/15/18 (g)	3,145	3,145
Peabody Energy Corp. 7.875% 11/1/26	19,508	22,093
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)	8,460	8,841
SunCoke Energy, Inc. 7.625% 8/1/19 (g)	3,510	3,589
		204,724
Paper - 0.8%
ABI Escrow Corp. 10.25% 10/15/18 (g)	36,401	40,041
Clearwater Paper Corp. 7.125% 11/1/18	3,004	3,124
Georgia-Pacific LLC 5.4% 11/1/20 (g)	15,871	16,701
Glatfelter 7.125% 5/1/16	1,754	1,811
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
NewPage Corp.:
6.5233% 5/1/12 (i)	$ 6,337	$ 1,410
11.375% 12/31/14	13,642	12,278
Xerium Technologies, Inc. 8.875% 6/15/18 (g)	10,700	10,406
		85,771
Publishing/Printing - 0.4%
American Reprographics Co. 10.5% 12/15/16	11,245	11,357
Cenveo Corp. 10.5% 8/15/16 (g)	9,929	9,780
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (g)	13,765	13,593
Sheridan Group, Inc. 12.5% 4/15/14 (g)	8,505	7,825
		42,555
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (g)	6,895	7,050
12.5% 4/1/16	4,787	5,708
		12,758
Restaurants - 0.3%
DineEquity, Inc. 9.5% 10/30/18	5,909	6,485
Dunkin Finance Corp. 9.625% 12/1/18 (g)	3,154	3,170
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,826	4,151
11.625% 12/1/15 (g)	2,489	2,701
Landrys Holdings, Inc. 11.5% 6/1/14 (g)	7,919	7,919
Roadhouse Financing, Inc. 10.75% 10/15/17	9,979	10,303
		34,729
Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625% 3/15/18	6,494	7,062
Garda World Security Corp. 9.75% 3/15/17 (g)	5,964	6,292
Hertz Corp. 6.75% 4/15/19 (g)	13,862	13,793
Mac-Gray Corp. 7.625% 8/15/15	2,222	2,269
McJunkin Red Man Corp. 9.5% 12/15/16 (g)	21,353	22,207
MediMedia USA, Inc. 11.375% 11/15/14 (g)	2,763	2,652
NCO Group, Inc. 11.875% 11/15/14	7,210	6,813
The Geo Group, Inc. 7.75% 10/15/17	2,193	2,352
United Rentals North America, Inc. 8.375% 9/15/20	17,041	17,680
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (g)	9,030	9,346
		90,466
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Shipping - 0.8%
Aguila 3 SA 7.875% 1/31/18 (g)	$ 7,473	$ 7,622
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	6,344	6,027
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (g)	11,504	10,699
8.875% 11/1/17	7,009	6,939
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (g)	3,665	3,518
Swift Services Holdings, Inc. 10% 11/15/18	22,933	24,940
Teekay Corp. 8.5% 1/15/20	10,097	10,563
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	6,918	6,901
Western Express, Inc. 12.5% 4/15/15 (g)	15,667	14,649
		91,858
Steel - 0.3%
Aperam:
7.375% 4/1/16 (g)	3,260	3,244
7.75% 4/1/18 (g)	2,685	2,672
Atkore International, Inc. 9.875% 1/1/18 (g)	5,379	5,688
RathGibson, Inc. 11.25% 2/15/14 (d)	10,989	1
Severstal Columbus LLC 10.25% 2/15/18	18,514	20,504
		32,109
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (g)	3,530	3,645
Claire's Escrow Corp. 8.875% 3/15/19 (g)	4,747	4,450
Michaels Stores, Inc. 7.75% 11/1/18	26,527	26,262
Sonic Automotive, Inc. 9% 3/15/18	5,200	5,499
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (g)	7,625	7,892
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,346	2,510
		50,258
Technology - 2.8%
Avaya, Inc.:
9.75% 11/1/15	16,980	17,320
10.125% 11/1/15 pay-in-kind (i)	11,320	11,603
Brocade Communications Systems, Inc.:
6.625% 1/15/18	3,103	3,281
6.875% 1/15/20	3,103	3,375
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)	6,922	7,285
Ceridian Corp. 11.25% 11/15/15	13,547	13,716
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Eastman Kodak Co. 10.625% 3/15/19 (g)	$ 9,345	$ 7,803
Fidelity National Information Services, Inc.:
7.625% 7/15/17	7,313	7,752
7.875% 7/15/20	9,750	10,359
Freescale Semiconductor, Inc. 10.75% 8/1/20 (g)	5,660	6,339
Lucent Technologies, Inc.:
6.45% 3/15/29	66,994	60,462
6.5% 1/15/28	23,186	20,867
NXP BV/NXP Funding LLC 9.75% 8/1/18 (g)	8,307	9,366
Open Solutions, Inc. 9.75% 2/1/15 (g)	2,975	1,726
Seagate HDD Cayman:
7% 11/1/21 (g)	17,475	17,650
7.75% 12/15/18 (g)	22,629	23,817
Sensata Technologies BV 6.5% 5/15/19 (g)	14,750	14,824
Spansion LLC 11.25% 1/15/16 (d)(g)	20,560	4,187
SunGard Data Systems, Inc. 7.375% 11/15/18	10,773	10,988
Telcordia Technologies, Inc. 11% 5/1/18 (g)	16,738	21,048
Unisys Corp.:
12.5% 1/15/16	11,022	12,069
12.75% 10/15/14 (g)	718	840
Viasystems, Inc. 12% 1/15/15 (g)	11,095	12,177
		298,854
Telecommunications - 12.2%
Citizens Communications Co.:
7.125% 3/15/19	6,808	7,072
7.875% 1/15/27	9,275	8,997
9% 8/15/31	13,178	13,623
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)	28,118	28,610
Clearwire Escrow Corp. 12% 12/1/15 (g)	11,687	12,096
Cricket Communications, Inc.:
7.75% 10/15/20	16,100	15,899
7.75% 10/15/20 (g)	18,740	18,459
Digicel Group Ltd.:
8.25% 9/1/17 (g)	5,913	6,135
8.875% 1/15/15 (g)	61,611	62,535
9.125% 1/15/15 pay-in-kind (g)(i)	25,146	25,523
10.5% 4/15/18 (g)	74,384	83,124
12% 4/1/14 (g)	25,183	29,212
DigitalGlobe, Inc. 10.5% 5/1/14	7,992	8,811
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.:
8.25% 4/15/17	$ 20,732	$ 22,857
8.5% 4/15/20	47,158	51,992
8.75% 4/15/22	15,923	17,534
GeoEye, Inc. 9.625% 10/1/15	2,927	3,322
Global Crossing Ltd. 12% 9/15/15	8,899	10,323
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (g)	30,640	30,946
7.5% 4/1/21 (g)	57,680	58,545
8.5% 11/1/19	11,979	12,818
NII Capital Corp.:
7.625% 4/1/21	23,480	24,654
10% 8/15/16	20,725	23,886
Satmex Escrow SA de CV 9.5% 5/15/17 (g)	3,505	3,593
Sprint Capital Corp.:
6.875% 11/15/28	200,154	189,146
6.9% 5/1/19	61,677	63,065
8.75% 3/15/32	186,949	202,362
U.S. West Communications:
7.25% 9/15/25	1,480	1,554
7.25% 10/15/35	5,745	5,745
7.5% 6/15/23	1,250	1,250
ViaSat, Inc. 8.875% 9/15/16	3,742	4,013
VimpelCom Holdings BV 7.5043% 3/1/22 (g)	57,270	57,299
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (g)	10,379	10,730
7.748% 2/2/21 (g)	35,204	36,260
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)	11,716	11,687
11.75% 7/15/17 (g)	91,081	101,100
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(i)	46,350	51,201
		1,315,978
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 6.375% 12/15/20	18,006	17,871
Levi Strauss & Co.:
7.625% 5/15/20	5,774	5,803
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - continued
Levi Strauss & Co.: - continued
8.875% 4/1/16	$ 6,172	$ 6,419
Liz Claiborne, Inc. 10.5% 4/15/19 (g)	11,320	11,575
		41,668
TOTAL NONCONVERTIBLE BONDS		6,605,810
TOTAL CORPORATE BONDS (Cost $6,538,496)		6,689,689
Common Stocks - 17.3%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	5,185	26
Air Transportation - 0.4%
Delta Air Lines, Inc. (a)	72,976	576
United Continental Holdings, Inc. (a)	2,461,800	44,608
		45,184
Automotive - 2.5%
Cummins, Inc.	365,400	38,323
Dana Holding Corp. (a)	2,561,100	42,694
Delphi Corp. Class B (a)	2,236	53,664
General Motors Co.	10,106	280
General Motors Co.:
warrants 7/10/16 (a)	345,732	6,510
warrants 7/10/19 (a)	345,732	4,698
Tenneco, Inc. (a)	1,387,700	55,425
TRW Automotive Holdings Corp. (a)	1,418,600	71,597
		273,191
Building Materials - 0.3%
Nortek, Inc. (a)(f)	936,497	29,266
Nortek, Inc. warrants 12/7/14 (a)	27,280	218
		29,484
Capital Goods - 1.1%
General Cable Corp. (a)	1,017,893	40,482
Remy International, Inc. (a)	126,834	3,234
Common Stocks - continued
	Shares	Value (000s)
Capital Goods - continued
Remy International, Inc. (a)	253,668	$ 6,469
Walter Energy, Inc.	551,800	67,634
		117,819
Chemicals - 2.8%
Celanese Corp. Class A	1,672,630	92,212
Chemtura Corp. (a)	305,292	5,373
Georgia Gulf Corp. (a)	1,049,179	21,026
LyondellBasell Industries NV Class A	2,455,423	96,891
Tronox, Inc. (a)	213,374	35,100
Tronox, Inc.	76,048	11,259
Westlake Chemical Corp. (e)	804,000	41,607
		303,468
Diversified Financial Services - 0.9%
Citigroup, Inc.	1,272,830	48,800
Morgan Stanley	1,315,600	29,272
Penhall Acquisition Co.:
Class A (a)	26,163	2,093
Class B (a)	8,721	698
Station Holdco LLC (a)(j)(k)	16,622,841	16,623
		97,486
Diversified Media - 0.0%
Discovery Communications, Inc. (a)	45,700	1,819
Discovery Communications, Inc. Class C (a)	45,700	1,647
		3,466
Electric Utilities - 0.1%
Portland General Electric Co.	14,817	367
The AES Corp. (a)	1,162,505	14,310
		14,677
Energy - 1.3%
Chesapeake Energy Corp.	1,681,100	57,746
Denbury Resources, Inc. (a)	1,461,800	28,242
Forest Oil Corp. (a)	453,193	11,783
Transocean Ltd. (United States)	470,000	28,933
Valero Energy Corp.	383,700	9,639
		136,343
Leisure - 0.6%
McDonald's Corp.	685,000	59,239
Metals/Mining - 0.8%
Aleris International, Inc. (a)(k)	127,520	7,779
Alpha Natural Resources, Inc. (a)	1,169,400	49,945
Common Stocks - continued
	Shares	Value (000s)
Metals/Mining - continued
Haynes International, Inc.	107,729	$ 6,748
Teck Resources Ltd. Class B (sub. vtg.)	386,700	19,161
		83,633
Paper - 0.0%
Rock-Tenn Co. Class A	16,061	987
Publishing/Printing - 0.5%
Haights Cross Communications, Inc. (a)	49,867	370
Haights Cross Communications, Inc. warrants 3/11/13 (a)	69,259	24
HMH Holdings, Inc. (a)(k)	9,821,813	46,654
HMH Holdings, Inc. warrants 3/9/17 (a)(k)	3,002,635	1,501
RDA Holding Co. warrants 2/19/14 (a)(k)	46,934	120
		48,669
Shipping - 0.3%
DeepOcean Group Holding A/S (g)	1,138,931	18,093
Navios Maritime Holdings, Inc.	2,094,250	9,026
US Shipping Partners Corp. (a)	51,736	0
US Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		27,119
Steel - 0.1%
Rathgibson Acquisition Co. LLC Class A (a)(k)	544,400	8,710
Technology - 3.9%
Apple, Inc. (a)	171,800	67,084
Avago Technologies Ltd.	2,631,200	88,487
EMC Corp. (a)	1,600,000	41,728
Facebook, Inc. Class B (a)(k)	468,265	11,707
Google, Inc. Class A (a)	73,100	44,130
GrafTech International Ltd. (a)	1,827,200	35,192
Jabil Circuit, Inc.	1,550,000	28,381
Juniper Networks, Inc. (a)	1,589,700	37,183
MagnaChip Semiconductor Corp. (k)	219,804	2,099
NXP Semiconductors NV	1,717,800	33,978
ON Semiconductor Corp. (a)	1,137,430	9,884
Skyworks Solutions, Inc. (a)	985,100	24,933
		424,786
Telecommunications - 1.4%
Alcatel-Lucent SA sponsored ADR (a)	6,500,000	26,325
American Tower Corp. Class A (a)	11,612	610
Millicom International Cellular SA unit	455,000	54,671
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
NII Holdings, Inc. (a)	804,000	$ 34,049
TIM Participacoes SA sponsored ADR (non-vtg.)	780,000	39,031
		154,686
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B (a)(k)	659,302	5,505
Warnaco Group, Inc. (a)	548,200	29,219
		34,724
TOTAL COMMON STOCKS (Cost $1,689,152)		1,863,697
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 0.6%
Automotive - 0.3%
General Motors Co. 4.75%	758,800	35,064
Diversified Media - 0.3%
Interpublic Group of Companies, Inc. 5.25%	29,200	28,892
Homebuilders/Real Estate - 0.0%
Health Care REIT, Inc. Series I, 6.50%	40,774	2,146
TOTAL CONVERTIBLE PREFERRED STOCKS		66,102
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.5%
GMAC LLC 7.00% (g)	59,451	53,209
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	1,647,478	42,208
TOTAL NONCONVERTIBLE PREFERRED STOCKS		95,417
TOTAL PREFERRED STOCKS (Cost $140,332)		161,519
Floating Rate Loans - 9.4%
	Principal Amount (000s)
Aerospace - 0.4%
Aeroflex, Inc. Tranche B, term loan 4.25% 5/9/18 (i)	$ 8,075	8,025
Sequa Corp. term loan 3.5003% 12/3/14 (i)	32,453	31,926
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (i)	4,614	4,620
		44,571
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Air Transportation - 0.5%
United Air Lines, Inc. Tranche B, term loan 2.1875% 2/1/14 (i)	$ 36,829	$ 35,080
US Airways Group, Inc. term loan 2.6873% 3/23/14 (i)	26,839	24,223
		59,303
Broadcasting - 0.4%
Univision Communications, Inc. term loan 4.4373% 3/31/17 (i)	42,227	39,905
Building Materials - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (i)	9,855	9,880
Cable TV - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.19% 3/6/14 (i)	600	600
Capital Goods - 0.4%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (i)	621	622
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (i)	3,985	3,985
Tranche B 1LN, term loan 4.7665% 6/7/18 (i)	12,275	12,260
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (i)	23,670	23,670
		40,537
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.6875% 5/15/15 (i)	19,861	19,514
Consumer Products - 0.2%
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (i)	12,985	12,985
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (i)	6,449	6,409
		19,394
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2608% 4/3/15 (i)	18,494	17,384
Electric Utilities - 1.5%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (i)	214,277	160,440
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (i)	5,566	5,552
		165,992
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - 0.3%
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (i)	$ 31,016	$ 30,902
Food & Drug Retail - 0.1%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (i)	5,961	6,006
Healthcare - 0.9%
DaVita, Inc. Tranche A, term loan 2.94% 10/20/15 (i)	6,088	6,042
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (i)	42,385	40,955
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (i)	16,224	16,103
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (i)	5,322	5,268
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (i)	35,000	34,781
		103,149
Homebuilders/Real Estate - 0.6%
Realogy Corp.:
Credit-Linked Deposit 3.1856% 10/10/13 (i)	1,111	1,056
Credit-Linked Deposit 4.4356% 10/10/16 (i)	1,747	1,585
term loan 4.5183% 10/10/16 (i)	18,674	16,946
Tranche B, term loan 3.2683% 10/10/13 (i)	9,678	9,194
Tranche DD, term loan 3.2683% 10/10/13 (i)	35,810	34,020
		62,801
Metals/Mining - 0.3%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (i)	29,262	29,372
Walter Energy, Inc. Tranche B, term loan 4% 4/1/18 (i)	4,104	4,099
		33,471
Paper - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (i)	1,492	1,476
Tranche DD, term loan 6.7163% 9/30/11 (i)(l)	517	512
		1,988
Publishing/Printing - 0.0%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (i)	12	10
Services - 0.5%
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (i)	12,980	13,045
ServiceMaster Co.:
term loan 2.7051% 7/24/14 (i)	16,941	16,412
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Services - continued
ServiceMaster Co.: - continued
Tranche DD, term loan 2.69% 7/24/14 (i)	$ 1,746	$ 1,691
U.S. Foodservice term loan 5.75% 3/31/17 (i)	22,618	21,827
		52,975
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (i)	6,438	6,463
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (i)	3,146	3,146
Tranche D, term loan 1% 5/13/14 (i)(l)	3,146	3,146
		12,755
Specialty Retailing - 0.3%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5% 10/31/13 (i)	11,423	11,166
Tranche B2, term loan 4.75% 7/31/16 (i)	24,778	24,592
		35,758
Super Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (i)	22,879	22,822
Technology - 1.4%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (i)	2,566	2,575
Freescale Semiconductor, Inc. term loan 4.4356% 12/1/16 (i)	92,877	92,064
Kronos, Inc.:
Tranche 1LN, term loan 1.9958% 6/11/14 (i)	24,476	24,170
Tranche 2LN, term loan 5.9958% 6/11/15 (i)	6,251	6,188
NXP BV term loan 4.5% 3/4/17 (i)	15,895	15,776
Sensata Technologies BV Tranche B, term loan 4% 5/12/18 (i)	2,995	2,995
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (i)	6,277	6,277
		150,045
Telecommunications - 0.8%
Asurion LLC term loan 9% 5/24/19 (i)	22,585	22,698
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (i)	22,127	21,104
Tranche B, term loan 5.25% 4/2/18 (i)	42,857	42,912
		86,714
TOTAL FLOATING RATE LOANS (Cost $1,009,538)		1,016,476
Other - 0.0%
	Shares	Value (000s)
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	$ 0
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.14% (b)	942,810,246	942,810
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	15,504,000	15,504
TOTAL MONEY MARKET FUNDS (Cost $958,314)		958,314
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $10,335,832)		10,689,695
NET OTHER ASSETS (LIABILITIES) - 1.0%		109,686
NET ASSETS - 100%		$ 10,799,381
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,024,449,000 or 28.0% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,698,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 11,710
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 118,393
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 871
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 3,159
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 2,889
RDA Holding Co. warrants 2/19/14	2/27/07	$ 14,730
Station Holdco LLC	6/17/11	$ 15,742

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,419,000 and $3,416,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 232
Fidelity Securities Lending Cash Central Fund	48
Total	$ 280
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nortek, Inc.	$ 40,279	$ -	$ -	$ -	$ 29,266
Nortek, Inc. warrants 12/7/14	218	-	-	-	-
Total	$ 40,497	$ -	$ -	$ -	$ 29,266
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 454,625	$ 317,895	$ 129,210	$ 7,520
Energy	186,288	186,288	-	-
Financials	195,049	120,280	55,355	19,414
Industrials	215,810	197,473	-	18,337
Information Technology	415,919	402,113	2,099	11,707
Materials	414,487	386,739	19,038	8,710
Telecommunication Services	128,361	128,361	-	-
Utilities	14,677	14,677	-	-
Corporate Bonds	6,689,689	-	6,681,454	8,235
Floating Rate Loans	1,016,476	-	1,013,330	3,146
Other	-	-	-	-
Money Market Funds	958,314	958,314	-	-
Total Investments in Securities:	$ 10,689,695	$ 2,712,140	$ 7,900,486	$ 77,069
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 133,194
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(184)
Cost of Purchases	20,623
Proceeds of Sales	(1,135)
Amortization/Accretion	(25)
Transfers in to Level 3	-
Transfers out of Level 3	(75,404)
Ending Balance	$ 77,069
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (184)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $10,297,766,000. Net unrealized appreciation aggregated $391,929,000, of which $965,465,000 related to appreciated investment securities and $573,536,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. A significant portion of the Fund's securities are valued at period end by a single source or dealer. Certain of the Fund's securities may be valued by a single source or dealer. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused High Income Fund

July 31, 2011

1.819942.106

FFH-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.1%
	Principal Amount	Value
Aerospace - 1.4%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 1,955,000	$ 2,091,850
8.5% 7/1/18	4,680,000	5,165,550
Huntington Ingalls Industries, Inc. 6.875% 3/15/18 (b)	3,600,000	3,708,000
		10,965,400
Air Transportation - 2.0%
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	148,852	154,062
6.75% 9/15/15 (b)	4,460,000	4,521,102
Continental Airlines, Inc. 9.25% 5/10/17	1,037,542	1,068,668
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,115,000	1,048,100
6.75% 11/23/15	1,115,000	1,070,400
8.021% 8/10/22	1,596,338	1,614,377
8.954% 8/10/14	2,528,563	2,582,421
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	994,451	994,451
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	129,041	121,299
9.75% 1/15/17	1,716,430	1,935,275
12% 1/15/16 (b)	277,509	303,178
		15,413,333
Automotive - 5.2%
Dana Holding Corp.:
6.5% 2/15/19	4,185,000	4,226,850
6.75% 2/15/21	265,000	268,975
Delphi Corp.:
5.875% 5/15/19 (b)	7,270,000	7,342,700
6.125% 5/15/21 (b)	4,065,000	4,105,650
Ford Motor Credit Co. LLC:
5% 5/15/18	2,500,000	2,481,250
5.625% 9/15/15	2,755,000	2,892,750
5.875% 8/2/21	1,330,000	1,347,955
6.625% 8/15/17	8,570,000	9,212,750
7% 4/15/15	2,505,000	2,711,663
8% 12/15/16	4,675,000	5,358,691
Tenneco, Inc. 6.875% 12/15/20	1,060,000	1,089,150
		41,038,384
Banks & Thrifts - 0.6%
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	990,000	962,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Regions Bank 7.5% 5/15/18	$ 1,545,000	$ 1,616,557
Zions Bancorp. 7.75% 9/23/14	1,875,000	2,066,378
		4,645,710
Broadcasting - 0.2%
Citadel Broadcasting Corp. 7.75% 12/15/18 (b)	1,585,000	1,695,950
Building Materials - 1.7%
Building Materials Corp. of America:
6.75% 5/1/21 (b)	4,685,000	4,778,700
6.875% 8/15/18 (b)	8,215,000	8,543,600
		13,322,300
Cable TV - 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	2,540,000	2,533,650
7% 1/15/19	4,565,000	4,713,363
CSC Holdings LLC:
8.5% 6/15/15	4,895,000	5,286,600
8.625% 2/15/19	3,550,000	4,095,635
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (b)	4,110,000	4,418,250
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	10,190,000	10,190,000
		31,237,498
Capital Goods - 1.2%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,640,000	1,726,100
Griffon Corp. 7.125% 4/1/18 (b)	4,195,000	4,195,000
SPX Corp. 6.875% 9/1/17 (b)	3,645,000	3,881,925
		9,803,025
Chemicals - 1.1%
Celanese US Holdings LLC 6.625% 10/15/18	5,155,000	5,606,063
LBI Escrow Corp. 8% 11/1/17 (b)	2,795,000	3,168,971
		8,775,034
Containers - 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) 7.875% 8/15/19 (b)	735,000	746,981
Diversified Financial Services - 9.1%
Aircastle Ltd. 9.75% 8/1/18	2,960,000	3,270,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	15,510,000	16,091,625
8% 1/15/18	13,980,000	14,434,350
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	470,000	399,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
5.65% 6/1/14	$ 4,090,000	$ 4,151,350
5.75% 5/15/16	975,000	962,813
6.25% 5/15/19	3,185,000	3,179,283
6.75% 9/1/16 (b)	2,935,000	3,125,775
7.125% 9/1/18 (b)	3,390,000	3,627,300
8.625% 9/15/15	6,505,000	7,285,600
8.75% 3/15/17	3,110,000	3,483,200
8.875% 9/1/17	5,425,000	6,089,563
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	2,260,000	2,486,000
Reynolds Group DL Escrow LLC 8.5% 10/15/16 (b)	1,950,000	2,032,875
WM Finance Corp. 9.5% 6/15/16 (b)	845,000	895,700
		71,515,734
Diversified Media - 0.3%
WMG Acqusition Corp. 9.5% 6/15/16	2,500,000	2,650,000
Electric Utilities - 6.7%
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	6,410,000	6,930,813
Intergen NV 9% 6/30/17 (b)	5,569,000	5,875,295
IPALCO Enterprises, Inc.:
5% 5/1/18 (b)	860,000	860,172
7.25% 4/1/16 (b)	805,000	898,157
Mirant Americas Generation LLC:
8.5% 10/1/21	3,390,000	3,466,275
9.125% 5/1/31	1,050,000	1,050,000
NSG Holdings II, LLC 7.75% 12/15/25 (b)	10,828,000	10,719,720
NV Energy, Inc. 6.25% 11/15/20	3,545,000	3,766,563
Otter Tail Corp. 9% 12/15/16	1,343,000	1,436,473
Puget Energy, Inc. 6.5% 12/15/20	3,170,000	3,280,950
The AES Corp.:
7.375% 7/1/21 (b)	2,755,000	2,851,425
7.75% 10/15/15	5,515,000	5,914,838
8% 10/15/17	4,550,000	4,891,250
9.75% 4/15/16	505,000	578,225
		52,520,156
Energy - 10.8%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	1,340,000	1,345,092
6.5% 5/20/21	3,000,000	3,090,000
Covanta Holding Corp. 7.25% 12/1/20	9,815,000	10,654,928
Denbury Resources, Inc. 6.375% 8/15/21	3,165,000	3,244,125
Drummond Co., Inc. 7.375% 2/15/16	4,460,000	4,604,950
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Energy Transfer Equity LP 7.5% 10/15/20	$ 5,040,000	$ 5,418,000
Exterran Holdings, Inc. 7.25% 12/1/18 (b)	7,120,000	7,226,800
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	2,560,000	2,470,400
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (b)	875,000	912,188
Frontier Oil Corp.:
6.875% 11/15/18	5,490,000	5,860,575
8.5% 9/15/16	6,270,000	6,724,575
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (b)	1,025,000	1,045,500
7% 10/1/18	1,145,000	1,162,175
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	3,370,000	3,471,100
Oil States International, Inc. 6.5% 6/1/19 (b)	1,735,000	1,778,375
Pan American Energy LLC 7.875% 5/7/21 (b)	3,880,000	4,180,700
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,125,000	4,516,875
7.5% 1/15/20	2,265,000	2,593,425
Plains Exploration & Production Co.:
7% 3/15/17	2,315,000	2,407,600
7.625% 6/1/18	5,355,000	5,756,625
Precision Drilling Corp.:
6.5% 12/15/21 (b)	180,000	183,600
6.625% 11/15/20	6,630,000	6,862,050
		85,509,658
Food & Drug Retail - 0.5%
Albertsons, Inc.:
7.45% 8/1/29	3,185,000	2,643,550
8% 5/1/31	750,000	646,875
SUPERVALU, Inc. 8% 5/1/16	540,000	564,300
		3,854,725
Food/Beverage/Tobacco - 0.2%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	1,460,000	1,514,750
Gaming - 2.1%
Scientific Games Corp. 7.875% 6/15/16 (b)	4,051,000	4,238,156
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	11,025,000	12,196,406
		16,434,562
Healthcare - 7.7%
Endo Pharmaceuticals Holdings, Inc.:
7% 7/15/19 (b)	6,150,000	6,442,125
7.25% 1/15/22 (b)	920,000	968,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
HCA, Inc.:
6.5% 2/15/20	$ 2,885,000	$ 2,931,737
8.5% 4/15/19	6,575,000	7,224,281
9.25% 11/15/16	1,935,000	2,065,613
9.625% 11/15/16 pay-in-kind (c)	3,276,591	3,505,952
9.875% 2/15/17	402,000	451,245
Mylan, Inc.:
6% 11/15/18 (b)	1,755,000	1,790,100
7.625% 7/15/17 (b)	1,705,000	1,841,400
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	2,820,000	2,869,350
7% 1/15/16	7,950,000	8,228,250
7.5% 2/15/20	655,000	697,575
Senior Housing Properties Trust 6.75% 4/15/20	5,085,000	5,557,091
Valeant Pharmaceuticals International:
6.5% 7/15/16 (b)	5,280,000	5,174,400
6.75% 8/15/21 (b)	740,000	699,300
6.875% 12/1/18 (b)	10,170,000	9,915,750
7% 10/1/20 (b)	225,000	219,375
		60,581,844
Homebuilders/Real Estate - 1.5%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	8,765,000	8,962,213
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (b)	2,805,000	2,741,888
		11,704,101
Hotels - 1.9%
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (b)	1,295,000	1,320,900
6% 11/1/20	7,985,000	8,144,700
9% 5/15/17	4,845,000	5,450,625
		14,916,225
Leisure - 2.5%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	5,085,000	5,542,650
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,130,000	1,203,450
yankee:
7.25% 6/15/16	9,215,000	9,929,163
7.5% 10/15/27	3,130,000	3,153,475
		19,828,738
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - 2.3%
Alpha Natural Resources, Inc.:
6% 6/1/19	$ 1,300,000	$ 1,332,500
6.25% 6/1/21	885,000	907,125
Boart Longyear Management Pty Ltd. 7% 4/1/21 (b)	3,790,000	3,894,225
CONSOL Energy, Inc.:
8% 4/1/17	5,830,000	6,406,004
8.25% 4/1/20	1,335,000	1,480,248
Drummond Co., Inc. 9% 10/15/14 (b)	320,000	336,800
Vedanta Resources PLC:
6.75% 6/7/16 (b)	3,185,000	3,232,775
8.25% 6/7/21 (b)	900,000	929,250
		18,518,927
Services - 1.4%
Audatex North America, Inc. 6.75% 6/15/18 (b)	1,760,000	1,812,800
FTI Consulting, Inc.:
6.75% 10/1/20	7,775,000	8,008,250
7.75% 10/1/16	1,100,000	1,144,000
		10,965,050
Shipping - 1.8%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	10,940,000	10,830,600
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	365,000	290,175
8.125% 3/30/18	2,820,000	2,777,700
		13,898,475
Specialty Retailing - 0.8%
Sears Holdings Corp. 6.625% 10/15/18 (b)	6,760,000	6,219,200
Steel - 1.0%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,460,000	3,542,348
7.625% 3/15/20	4,190,000	4,493,775
		8,036,123
Super Retail - 3.2%
AutoNation, Inc. 6.75% 4/15/18	2,840,000	3,024,600
Gap, Inc. 5.95% 4/12/21	4,890,000	4,826,572
QVC, Inc. 7.125% 4/15/17 (b)	1,655,000	1,772,836
RadioShack Corp. 6.75% 5/15/19 (b)	3,810,000	3,676,650
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	9,485,000	10,148,950
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	1,790,000	1,825,800
		25,275,408
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 6.3%
Advanced Micro Devices, Inc. 7.75% 8/1/20	$ 16,605,000	$ 17,435,235
Amkor Technology, Inc.:
6.625% 6/1/21 (b)	1,495,000	1,476,313
7.375% 5/1/18	13,395,000	13,830,338
Fidelity National Information Services, Inc.:
7.625% 7/15/17	5,575,000	5,909,500
7.875% 7/15/20	585,000	621,563
Seagate HDD Cayman:
6.875% 5/1/20 (b)	1,370,000	1,376,850
7% 11/1/21 (b)	820,000	828,200
7.75% 12/15/18 (b)	5,505,000	5,794,013
Seagate Technology HDD Holdings 6.8% 10/1/16	2,165,000	2,284,075
		49,556,087
Telecommunications - 11.2%
EH Holding Corp. 6.5% 6/15/19 (b)	5,215,000	5,364,931
Equinix, Inc.:
7% 7/15/21	1,605,000	1,673,213
8.125% 3/1/18	9,220,000	10,142,000
Frontier Communications Corp.:
7.875% 4/15/15	1,405,000	1,520,913
8.125% 10/1/18	3,660,000	4,044,300
8.25% 4/15/17	1,265,000	1,394,663
Nextel Communications, Inc.:
5.95% 3/15/14	4,960,000	4,975,500
6.875% 10/31/13	6,865,000	6,895,034
7.375% 8/1/15	9,820,000	9,820,000
NII Capital Corp.:
8.875% 12/15/19	1,805,000	1,990,013
10% 8/15/16	4,465,000	5,145,913
Qwest Communications International, Inc.:
7.125% 4/1/18	1,940,000	2,075,800
8% 10/1/15	2,825,000	3,072,188
Sprint Nextel Corp. 6% 12/1/16	7,815,000	7,815,000
U.S. West Communications 7.5% 6/15/23	5,238,000	5,238,000
VimpelCom Holdings BV:
4.2465% 6/29/14 (b)(c)	3,180,000	3,180,000
6.2546% 3/1/17 (b)	5,730,000	5,751,488
7.5043% 3/1/22 (b)	2,560,000	2,561,280
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	5,950,000	5,935,125
		88,595,361
Nonconvertible Bonds - continued
	Principal Amount	Value
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 6.375% 12/15/20	$ 2,500,000	$ 2,481,250
TOTAL NONCONVERTIBLE BONDS (Cost $671,033,501)		702,219,989
Floating Rate Loans (d) - 6.2%

Air Transportation - 0.6%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (c)	4,770,000	4,758,075
Automotive - 2.1%
Chrysler Group LLC Tranche B, term loan 6% 5/24/17 (c)	5,655,000	5,485,350
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (c)	6,072,254	5,768,641
Tranche C, term loan 2.1275% 12/27/15 (c)	3,131,196	2,958,981
Ford Motor Co. term loan 2.94% 12/15/13 (c)	2,341,466	2,340,002
		16,552,974
Broadcasting - 0.0%
AMC Networks, Inc. Tranche B, term loan 4% 12/31/18 (c)	200,000	199,500
Capital Goods - 0.4%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (c)	2,450,000	2,453,063
SRAM LLC. Tranche B 1LN, term loan 4.7665% 6/7/18 (c)	880,000	878,900
		3,331,963
Chemicals - 0.3%
Ashland, Inc. Tranche B, term loan 3.75% 7/12/18 (c)	2,220,000	2,220,000
OM Group, Inc. Tranche B, term loan 5.75% 7/20/17 (c)	275,000	274,313
		2,494,313
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (c)	1,711,400	1,700,704
Diversified Financial Services - 0.2%
Fifth Third Processing Solutions Tranche B-1, term loan 4.5% 11/3/16 (c)	1,266,825	1,266,825
Electric Utilities - 0.1%
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (c)	399,000	398,003
Floating Rate Loans (d) - continued
	Principal Amount	Value
Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (c)	$ 1,241,888	$ 1,221,707
Gaming - 0.3%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (c)	798,000	798,000
Las Vegas Sands LLC:
Tranche B, term loan 2.72% 11/23/16 (c)	1,367,675	1,324,935
Tranche I, term loan 2.72% 11/23/16 (c)	274,882	266,292
		2,389,227
Healthcare - 0.7%
Endo Pharmaceuticals Holdings, Inc. Tranche B, term loan 4% 6/17/18 (c)	710,000	710,888
HCA, Inc. Tranche B2, term loan 3.4958% 3/31/17 (c)	1,865,000	1,816,137
Quintiles Transnational Corp. Tranche B, term loan 5% 6/8/18 (c)	2,830,000	2,812,313
		5,339,338
Publishing/Printing - 0.2%
Newsday LLC term loan 10.5% 8/1/13	1,685,000	1,765,038
Shipping - 0.1%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (c)	443,376	445,061
Super Retail - 0.2%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (c)	2,000,000	1,965,000
Technology - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (c)	169,575	170,211
Telecommunications - 0.6%
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 3.9375% 3/17/18 (c)	2,782,121	2,782,121
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (c)	1,581,038	1,581,038
		4,363,159
TOTAL FLOATING RATE LOANS (Cost $46,990,080)		48,361,098
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $35,698,521)	35,698,521	35,698,521
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $2,558,000)	$ 2,558,033	$ 2,558,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $756,280,102)		788,837,608
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(996,712)
NET ASSETS - 100%		$ 787,840,896
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $215,662,082 or 27.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,558,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 1,343,852
Barclays Capital, Inc.	714,815
Merrill Lynch, Pierce, Fenner & Smith, Inc.	499,333
$ 2,558,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,309
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 702,219,989	$ -	$ 702,219,989	$ -
Floating Rate Loans	48,361,098	-	48,361,098	-
Money Market Funds	35,698,521	35,698,521	-	-
Cash Equivalents	2,558,000	-	2,558,000	-
Total Investments in Securities:	$ 788,837,608	$ 35,698,521	$ 753,139,087	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $752,068,882. Net unrealized appreciation aggregated $36,768,726, of which $39,773,205 related to appreciated investment securities and $3,004,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Global High Income Fund

July 31, 2011

1.926256.100

GHI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 72.0%
		Principal Amount (b)	Value
Aerospace - 0.3%
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (c)		$ 60,000	$ 61,800
7.125% 3/15/21 (c)		100,000	103,500
			165,300
Automotive - 4.2%
Banque PSA Finance 8.375% 7/15/14	EUR	90,000	145,850
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	295,273
Delphi Corp. 6.125% 5/15/21 (c)		300,000	303,000
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	130,000	181,654
7.625% 9/15/14	EUR	50,000	74,358
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	120,000	170,267
Ford Motor Co.:
6.625% 10/1/28		5,000	5,101
7.45% 7/16/31		250,000	284,612
Ford Motor Credit Co. LLC:
5.75% 2/1/21		460,000	460,575
5.875% 8/2/21		500,000	506,750
General Motors Financial Co., Inc. 6.75% 6/1/18 (c)		110,000	111,650
International Automotive Components Group SA 9.125% 6/1/18 (c)		40,000	41,000
Renault SA 5.625% 6/30/15	EUR	150,000	224,799
			2,804,889
Banks & Thrifts - 4.5%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (d)(e)	EUR	50,000	56,037
Allied Irish Banks PLC 4.5% 10/1/12	EUR	60,000	74,141
Ally Financial, Inc. 7.5% 9/15/20		750,000	788,603
Bank of East Asia Ltd. 8.5% (d)(e)		100,000	109,098
Bank of Ireland 4.625% 4/8/13	EUR	50,000	62,503
Barclays Bank PLC 4.75% (d)(e)	EUR	30,000	29,527
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% 12/31/49 (e)	EUR	50,000	55,678
Commerzbank Capital Funding Trust I 5.012% (d)(e)	EUR	50,000	53,882
Deutsche Postbank Funding Trust IV 5.983% 12/31/49 (e)	EUR	50,000	58,552
Dexia Credit Local SA 4.3% 12/31/49 (e)	EUR	50,000	33,766
Erste Capital Finance (Jersey) 5.294% (d)(e)	EUR	50,000	53,164
GMAC LLC 8% 11/1/31		750,000	802,500
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (e)		100,000	98,500
KBC Bank NV 8% (d)	EUR	100,000	133,268
Lloyds TSB Bank PLC 6.35% (d)(e)	EUR	30,000	39,226
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Banks & Thrifts - continued
OTP Bank PLC 5.875% (d)(e)	EUR	60,000	60,348
Rabobank Nederland 4.375% 1/22/14	EUR	100,000	150,785
SibAcademFinance PLC 8.3% 11/16/11	EUR	50,000	72,468
Societe Generale 4.196% (d)(e)	EUR	50,000	59,629
State Bank of India 6.439% (d)(e)		100,000	98,230
UniCredito Italiano Capital Trust I 4.028% (d)(e)	EUR	50,000	49,572
Woori Bank 6.208% 5/2/67 (Reg. S) (e)		100,000	99,000
			3,038,477
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (c)		50,000	52,250
Polish Television Holding BV 11% 5/15/17	EUR	60,000	96,556
			148,806
Building Materials - 0.8%
Cemex Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	60,000	82,547
HeidelbergCement AG 8% 1/31/17	EUR	200,000	311,078
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (c)		125,000	136,250
			529,875
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.5% 4/30/21		750,000	748,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)		200,000	212,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	110,000	161,215
Lighthouse International Co. SA 8% 4/30/14 (Reg. S)	EUR	50,000	19,397
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	100,000	139,734
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (Reg. S)	EUR	170,000	254,646
UPCB Finance III Ltd. 6.625% 7/1/20 (c)		500,000	500,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	50,000	80,643
			2,116,260
Capital Goods - 0.3%
Wendel SA:
4.375% 8/9/17	EUR	100,000	126,622
4.875% 11/4/14	EUR	50,000	71,304
			197,926
Chemicals - 1.0%
Bayer AG 5% 7/29/05 (e)	EUR	40,000	57,417
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	110,000	152,522
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Chemicals - continued
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	50,000	73,998
Kinove German Bondco GmbH 9.625% 6/15/18 (c)		200,000	210,000
LBI Escrow Corp. 8% 11/1/17 (Reg. S)	EUR	40,500	63,284
Lyondell Chemical Co. 11% 5/1/18		15,000	16,988
Rhodia SA 7% 5/15/18	EUR	50,000	81,002
			655,211
Consumer Products - 0.5%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	50,000	76,512
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	152,128
Reddy Ice Corp. 11.25% 3/15/15		100,000	102,870
			331,510
Containers - 1.5%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	100,000	145,481
11.125% 6/1/18 pay-in-kind (c)		200,000	205,000
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	50,000	66,095
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	50,000	73,818
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	60,000	86,427
Rexam PLC 6.75% 6/29/67 (e)	EUR	50,000	69,867
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA 8.25% 2/15/21 (c)		250,000	232,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (c)		100,000	101,630
9.875% 8/15/19 (c)		15,000	15,225
			996,043
Diversified Financial Services - 7.4%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	60,000	79,530
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	316,500
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	123,381	154,824
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	132,909
CIT Group, Inc.:
6.625% 4/1/18 (c)		100,000	105,000
7% 5/2/17 (c)		1,200,000	1,201,500
7% 5/2/17 (Reg. S)		125,000	125,156
Ford Credit Europe PLC 7.25% 7/15/13	EUR	150,000	224,418
Fortis Hybrid Financing SA 5.125% (d)(e)	EUR	50,000	51,727
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Diversified Financial Services - continued
GMAC International Finance BV 7.5% 4/21/15	EUR	50,000	74,177
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		450,000	464,625
International Lease Finance Corp.:
5.75% 5/15/16		40,000	39,500
6.25% 5/15/19		60,000	59,892
8.25% 12/15/20		850,000	943,500
International Personal Finance PLC 11.5% 8/6/15	EUR	60,000	92,246
Reynolds Group DL Escrow LLC 8.5% 10/15/16 (c)		250,000	260,625
SLM Corp.:
8% 3/25/20		440,000	478,500
8.45% 6/15/18		50,000	55,918
TMD Friction Finance SA 10.75% 5/15/17	EUR	50,000	76,877
WM Finance Corp. 9.5% 6/15/16 (c)		15,000	15,900
			4,953,324
Electric Utilities - 4.9%
Calpine Corp. 7.875% 1/15/23 (c)		900,000	938,250
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (c)		37,000	38,098
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (c)		200,000	202,000
Energy Future Holdings Corp. 10% 1/15/20		500,000	521,250
GenOn Energy, Inc. 9.875% 10/15/20 (c)		200,000	211,500
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		100,000	111,380
Majapahit Holding BV:
8% 8/7/19 (c)		275,000	336,875
8% 8/7/19 (Reg. S)		100,000	122,750
National Power Corp. 6.875% 11/2/16 (c)		100,000	115,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (c)		200,000	221,000
Puget Energy, Inc. 6% 9/1/21 (c)		45,000	45,000
RWE AG 4.625% (d)(e)	EUR	30,000	41,381
The AES Corp.:
7.375% 7/1/21 (c)		35,000	36,225
8% 10/15/17		300,000	322,500
			3,263,209
Energy - 9.0%
Afren PLC 11.5% 2/1/16 (c)		275,000	297,000
ATP Oil & Gas Corp. 11.875% 5/1/15		150,000	152,250
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (c)		25,000	25,250
Basic Energy Services, Inc. 7.75% 2/15/19 (c)		190,000	194,750
Chesapeake Energy Corp. 6.875% 11/15/20		150,000	162,750
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Energy - continued
Concho Resources, Inc. 6.5% 1/15/22		$ 130,000	$ 136,175
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	151,125
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)		150,000	150,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		500,000	528,750
Forbes Energy Services Ltd. 9% 6/15/19 (c)		30,000	30,000
KazMunaiGaz Finance Sub BV 11.75% 1/23/15 (c)		325,000	405,860
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (c)		150,000	149,250
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	81,038
Offshore Group Investment Ltd. 11.5% 8/1/15 (c)		15,000	16,538
Oil States International, Inc. 6.5% 6/1/19 (c)		30,000	30,750
OMV AG 6.75% 12/31/49 (e)	EUR	50,000	74,177
Pemex Project Funding Master Trust 8.625% 2/1/22		150,000	187,500
Petrohawk Energy Corp. 6.25% 6/1/19 (c)		500,000	576,250
Petroleos de Venezuela SA 5.5% 4/12/37		750,000	371,250
Petroleos de Venezuela SA 144A 12.75% 2/17/22 (c)		1,450,000	1,243,370
Petroleos Mexicanos 6.625% (c)(d)		200,000	202,000
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (c)		150,000	182,625
Precision Drilling Corp. 6.5% 12/15/21 (c)		10,000	10,200
Range Resources Corp. 5.75% 6/1/21		250,000	261,250
Unit Corp. 6.625% 5/15/21		100,000	101,000
			6,051,108
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21 (c)		15,000	15,038
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	50,000	71,843
National Cinemedia LLC 7.875% 7/15/21 (c)		35,000	35,700
			122,581
Food & Drug Retail - 2.0%
Rite Aid Corp.:
8% 8/15/20		750,000	830,625
10.375% 7/15/16		500,000	537,500
			1,368,125
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	100,000	144,496
JBS USA LLC/JBS USA Finance, Inc. 7.25% 6/1/21 (c)		145,000	141,738
Pernod-Ricard SA 4.875% 3/18/16	EUR	150,000	220,592
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Food/Beverage/Tobacco - continued
Suedzucker International Finance BV 5.25% (d)(e)	EUR	50,000	70,585
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	50,000	73,459
			650,870
Gaming - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14		150,000	156,000
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	50,000	71,124
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (c)(e)		158,337	168,460
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	175,520
MGM Mirage, Inc. 5.875% 2/27/14		300,000	291,390
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (c)(e)		55,000	52,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	221,250
			1,136,544
Healthcare - 6.6%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (c)		45,000	45,000
DaVita, Inc. 6.625% 11/1/20		300,000	306,000
Eurofins Scientific SA 8.081% (d)(e)	EUR	50,000	71,319
FMC Finance VII SA 5.25% 2/15/21	EUR	40,000	55,750
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	50,000	81,900
HCA Holdings, Inc. 7.75% 5/15/21 (c)		1,000,000	1,012,500
HCA, Inc.:
6.5% 2/15/20		295,000	299,779
7.25% 9/15/20		500,000	531,250
7.5% 2/15/22		180,000	182,466
HealthSouth Corp. 7.75% 9/15/22		300,000	313,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)		150,000	146,820
Kindred Escrow Corp. 8.25% 6/1/19 (c)		15,000	14,700
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	254,375
7.5% 2/15/20		300,000	319,500
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	147,307
Teleflex, Inc. 6.875% 6/1/19		40,000	41,200
Tenet Healthcare Corp. 9.25% 2/1/15		300,000	331,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)		150,000	147,000
6.75% 8/15/21 (c)		150,000	141,750
			4,443,616
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Homebuilders/Real Estate - 1.5%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		$ 100,000	$ 102,250
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (Reg. S)		100,000	105,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		100,000	102,880
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	97,500
Kaisa Group Holdings Ltd. 13.5% 4/28/15		100,000	97,957
Obrascon Huarte Lain SA 7.375% 4/28/15	EUR	50,000	71,124
Odebrecht Finance Ltd. 7.5% (c)(d)		100,000	102,000
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		100,000	100,500
Renhe Commercial Holdings Co. Ltd. 13% 3/10/16 (Reg. S)		100,000	94,558
Wienerberger AG 6.5% (d)(e)	EUR	40,000	50,146
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		100,000	100,500
			1,024,415
Hotels - 0.0%
Host Hotels & Resorts, Inc. 5.875% 6/15/19 (c)		10,000	10,200
Insurance - 0.7%
Aviva PLC 4.7291% (d)(e)	EUR	50,000	62,144
Eureko BV 5.125% (d)(e)	EUR	30,000	35,993
ING Groep NV 4.176% (d)(e)	EUR	160,000	189,089
ING Verzekeringen NV 3.352% 6/21/21 (e)	EUR	50,000	66,849
MAPFRE SA 5.921% 7/24/37 (e)	EUR	50,000	55,309
Old Mutual PLC 5% (d)(e)	EUR	50,000	61,785
			471,169
Leisure - 0.1%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (e)	EUR	50,000	70,765
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (c)		5,000	5,238
			76,003
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	61,500
6.25% 6/1/21		35,000	35,875
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		100,000	117,250
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		100,000	115,250
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	206,700
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	98,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Metals/Mining - continued
New World Resources NV 7.375% 5/15/15 (Reg. S)	EUR	50,000	72,741
Novelis, Inc. 8.75% 12/15/20		100,000	111,500
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		100,000	112,500
SunCoke Energy, Inc. 7.625% 8/1/19 (c)		15,000	15,338
Vedanta Resources PLC:
6.75% 6/7/16 (c)		200,000	203,000
8.25% 6/7/21 (c)		200,000	206,500
9.5% 7/18/18 (Reg. S)		100,000	110,880
			1,467,284
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (c)		252,000	277,200
Mondi Finance PLC 5.75% 4/3/17	EUR	50,000	72,665
Norske Skogindustrier ASA 7% 6/26/17	EUR	50,000	51,727
Sino-Forest Corp. 10.25% 7/28/14		100,000	73,000
Smurfit Kappa Acquisitions 7.25% 11/15/17 (Reg. S)	EUR	60,000	87,073
UPM-Kymmene Corp. 6.125% 1/23/12	EUR	100,000	146,240
Xerium Technologies, Inc. 8.875% 6/15/18 (c)		30,000	29,175
			737,080
Publishing/Printing - 0.2%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	50,000	63,221
Sheridan Group, Inc. 12.5% 4/15/14 (c)		100,000	92,000
			155,221
Restaurants - 0.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (c)	BRL	250,000	169,224
Services - 0.9%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(e)		300,000	307,500
Audatex North America, Inc. 6.75% 6/15/18 (c)		35,000	36,050
McJunkin Red Man Corp. 9.5% 12/15/16 (c)		150,000	156,000
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	97,485
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)		30,000	31,050
			628,085
Shipping - 1.3%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	98,930
CEVA Group PLC 8.375% 12/1/17 (c)		250,000	252,825
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (c)		25,000	23,750
Swift Services Holdings, Inc. 10% 11/15/18		300,000	326,250
Western Express, Inc. 12.5% 4/15/15 (c)		150,000	140,250
			842,005
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Specialty Retailing - 0.1%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (e)		$ 30,000	$ 34,125
Steel - 0.2%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		100,000	103,200
Super Retail - 0.4%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (c)		20,000	20,400
QVC, Inc. 7.375% 10/15/20 (c)		250,000	274,675
			295,075
Technology - 5.0%
Amkor Technology, Inc. 6.625% 6/1/21 (c)		150,000	148,125
Avaya, Inc. 7% 4/1/19 (c)		300,000	292,875
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)		200,000	210,500
Eagle Parent, Inc. 8.625% 5/1/19 (c)		250,000	245,625
Eastman Kodak Co. 9.75% 3/1/18 (c)		150,000	124,500
Fidelity National Information Services, Inc. 7.875% 7/15/20		250,000	265,625
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (c)		95,000	95,475
9.25% 4/15/18 (c)		200,000	219,000
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	106,120
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	80,823
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	902,500
NXP BV/NXP Funding LLC 8.625% 10/15/15	EUR	100,000	149,432
Rexel SA 7% 12/17/18	EUR	100,000	145,122
Sensata Technologies BV 6.5% 5/15/19 (c)		250,000	251,250
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		100,000	108,750
			3,345,722
Telecommunications - 8.7%
Alestra SA de RL de CV 11.75% 8/11/14		425,000	486,625
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)		500,000	508,750
EH Holding Corp. 6.5% 6/15/19 (c)		160,000	164,600
Equinix, Inc. 7% 7/15/21		300,000	312,750
Frontier Communications Corp. 8.5% 4/15/20		750,000	826,875
Indosat Palapa Co. BV 7.375% 7/29/20		100,000	113,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (c)		900,000	913,500
Level 3 Escrow, Inc. 8.125% 7/1/19 (c)		70,000	70,613
MTS International Funding Ltd. 8.625% 6/22/20 (c)		175,000	200,375
NII Capital Corp. 8.875% 12/15/19		100,000	110,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28		$ 500,000	$ 472,500
6.9% 5/1/19		600,000	613,500
Sunrise Communications International SA 7% 12/31/17 (Reg. S)	EUR	100,000	147,277
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		100,000	107,750
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	73,998
Wind Acquisition Finance SA 11.75% 7/15/17 (c)		250,000	277,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (e)	EUR	169,800	270,179
Ziggo Finance BV 6.125% 11/15/17	EUR	110,000	154,892
			5,824,934
TOTAL NONCONVERTIBLE BONDS (Cost $48,624,437)			48,157,416
Government Obligations - 12.9%

Argentina - 0.8%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		592,775	529,052
Belarus - 0.1%
Belarus Republic 8.75% 8/3/15 (Reg. S)		100,000	90,000
Brazil - 2.0%
Brazilian Federative Republic:
11% 8/17/40		725,000	993,250
12.75% 1/15/20		200,000	331,000
TOTAL BRAZIL			1,324,250
Colombia - 0.9%
Colombian Republic:
10.75% 1/15/13		250,000	284,700
11.75% 2/25/20		200,000	315,000
TOTAL COLOMBIA			599,700
Croatia - 0.3%
Croatia Republic 6.375% 3/24/21 (c)		200,000	202,250
El Salvador - 0.2%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	113,500
Germany - 0.5%
German Federal Republic 1.25% 9/16/11	EUR	260,000	373,906
Government Obligations - continued
		Principal Amount (b)	Value
Indonesia - 0.9%
Indonesian Republic 11.625% 3/4/19 (c)		$ 400,000	$ 602,000
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	225,000
Lebanon - 0.6%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	417,625
Lithuania - 0.2%
Lithuanian Republic 7.375% 2/11/20 (c)		125,000	145,625
Mexico - 1.1%
United Mexican States 11.375% 9/15/16		500,000	712,500
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		150,000	214,500
Philippines - 1.2%
Philippine Republic:
6.375% 10/23/34		175,000	202,563
9% 2/15/13		525,000	584,063
TOTAL PHILIPPINES			786,626
Russia - 1.9%
Russian Federation:
11% 7/24/18 (Reg. S)		750,000	1,074,375
12.75% 6/24/28 (Reg. S)		100,000	178,000
TOTAL RUSSIA			1,252,375
Turkey - 1.6%
Turkish Republic:
6.75% 5/30/40		100,000	107,850
8% 2/14/34		150,000	185,625
11% 1/14/13		675,000	763,763
TOTAL TURKEY			1,057,238
TOTAL GOVERNMENT OBLIGATIONS (Cost $8,571,456)			8,646,147
Common Stocks - 0.0%
	Shares
Food & Drug Retail - 0.0%
Teavana Holdings, Inc. (Cost $1,700)	100	2,820
Preferred Stocks - 1.8%
	Shares	Value
Convertible Preferred Stocks - 1.2%
Automotive - 0.4%
General Motors Co. 4.75%	5,000	$ 231,050
Diversified Financial Services - 0.5%
Citigroup, Inc. 7.50%	3,000	336,450
Homebuilders/Real Estate - 0.3%
Health Care REIT, Inc. Series I, 6.50%	4,000	210,500
TOTAL CONVERTIBLE PREFERRED STOCKS		778,000
Nonconvertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.6%
GMAC LLC 7.00% (c)	450	402,750
TOTAL PREFERRED STOCKS (Cost $1,259,710)		1,180,750
Floating Rate Loans - 5.1%
	Principal Amount (b)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.6873% 3/23/14 (e)	$ 220,000	198,550
Broadcasting - 0.4%
Univision Communications, Inc. term loan 4.4373% 3/31/17 (e)	250,000	236,250
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	110,000	110,138
Electric Utilities - 1.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (e)	1,000,000	748,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	14,963	14,925
		763,675
Healthcare - 0.7%
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.004% 6/15/15 (e)	500,000	488,750
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 4.4356% 10/10/16 (e)	42,763	38,807
term loan 4.5183% 10/10/16 (e)	457,130	414,845
		453,652
Floating Rate Loans - continued
	Principal Amount (b)	Value
Super Retail - 0.2%
Academy Ltd. Tranche B, term loan 6% 7/27/18 (e)	$ 35,000	$ 34,825
Nebraska Book Co., Inc. Tranche B, term loan 7.25% 6/30/12 (e)	100,000	100,000
		134,825
Technology - 0.4%
First Data Corp. term loan 4.1873% 3/24/18 (e)	300,000	276,750
Telecommunications - 1.1%
Asurion LLC:
term loan 9% 5/24/19 (e)	130,000	130,650
Tranche B, term loan 5.5% 5/24/18 (e)	330,000	326,304
Vodafone Americas Finance 2, Inc. 2nd LN, term loan 6.25% 6/24/16 pay-in-kind	300,000	299,573
		756,527
TOTAL FLOATING RATE LOANS (Cost $3,515,749)		3,419,117
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $6,772,949)	6,772,949	6,772,949
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $68,746,001)		68,179,199
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,278,236)
NET ASSETS - 100%		$ 66,900,963
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,876,315 or 28.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,656
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,870	$ 233,870	$ -	$ -
Financials	949,700	336,450	613,250	-
Corporate Bonds	48,157,416	-	48,157,416	-
Government Obligations	8,646,147	-	8,646,147	-
Floating Rate Loans	3,419,117	-	3,419,117	-
Money Market Funds	6,772,949	6,772,949	-	-
Total Investments in Securities:	$ 68,179,199	$ 7,343,269	$ 60,835,930	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $68,731,216. Net unrealized depreciation aggregated $552,017, of which $472,115 related to appreciated investment securities and $1,024,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Global
High Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2011

Class A, Class T, Class C and
Institutional Class
are classes of Fidelity®
Global High Income Fund

1.926297.100

AGHI-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 72.0%
		Principal Amount (b)	Value
Aerospace - 0.3%
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (c)		$ 60,000	$ 61,800
7.125% 3/15/21 (c)		100,000	103,500
			165,300
Automotive - 4.2%
Banque PSA Finance 8.375% 7/15/14	EUR	90,000	145,850
Conti-Gummi Finance BV 6.5% 1/15/16 (Reg. S)	EUR	200,000	295,273
Delphi Corp. 6.125% 5/15/21 (c)		300,000	303,000
Fiat Finance & Trade Ltd. SA:
6.375% 4/1/16	EUR	130,000	181,654
7.625% 9/15/14	EUR	50,000	74,358
Fiat Industrial Finance Europe SA 5.25% 3/11/15	EUR	120,000	170,267
Ford Motor Co.:
6.625% 10/1/28		5,000	5,101
7.45% 7/16/31		250,000	284,612
Ford Motor Credit Co. LLC:
5.75% 2/1/21		460,000	460,575
5.875% 8/2/21		500,000	506,750
General Motors Financial Co., Inc. 6.75% 6/1/18 (c)		110,000	111,650
International Automotive Components Group SA 9.125% 6/1/18 (c)		40,000	41,000
Renault SA 5.625% 6/30/15	EUR	150,000	224,799
			2,804,889
Banks & Thrifts - 4.5%
ABN AMRO Bank N.V. Amsterdam BRH. 4.31% (d)(e)	EUR	50,000	56,037
Allied Irish Banks PLC 4.5% 10/1/12	EUR	60,000	74,141
Ally Financial, Inc. 7.5% 9/15/20		750,000	788,603
Bank of East Asia Ltd. 8.5% (d)(e)		100,000	109,098
Bank of Ireland 4.625% 4/8/13	EUR	50,000	62,503
Barclays Bank PLC 4.75% (d)(e)	EUR	30,000	29,527
Caisse Nationale des Caisses d' Epargne et de Prevoyance 4.75% 12/31/49 (e)	EUR	50,000	55,678
Commerzbank Capital Funding Trust I 5.012% (d)(e)	EUR	50,000	53,882
Deutsche Postbank Funding Trust IV 5.983% 12/31/49 (e)	EUR	50,000	58,552
Dexia Credit Local SA 4.3% 12/31/49 (e)	EUR	50,000	33,766
Erste Capital Finance (Jersey) 5.294% (d)(e)	EUR	50,000	53,164
GMAC LLC 8% 11/1/31		750,000	802,500
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (e)		100,000	98,500
KBC Bank NV 8% (d)	EUR	100,000	133,268
Lloyds TSB Bank PLC 6.35% (d)(e)	EUR	30,000	39,226
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Banks & Thrifts - continued
OTP Bank PLC 5.875% (d)(e)	EUR	60,000	60,348
Rabobank Nederland 4.375% 1/22/14	EUR	100,000	150,785
SibAcademFinance PLC 8.3% 11/16/11	EUR	50,000	72,468
Societe Generale 4.196% (d)(e)	EUR	50,000	59,629
State Bank of India 6.439% (d)(e)		100,000	98,230
UniCredito Italiano Capital Trust I 4.028% (d)(e)	EUR	50,000	49,572
Woori Bank 6.208% 5/2/67 (Reg. S) (e)		100,000	99,000
			3,038,477
Broadcasting - 0.2%
AMC Networks, Inc. 7.75% 7/15/21 (c)		50,000	52,250
Polish Television Holding BV 11% 5/15/17	EUR	60,000	96,556
			148,806
Building Materials - 0.8%
Cemex Finance LLC 9.625% 12/14/17 (Reg. S)	EUR	60,000	82,547
HeidelbergCement AG 8% 1/31/17	EUR	200,000	311,078
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (c)		125,000	136,250
			529,875
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.5% 4/30/21		750,000	748,125
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)		200,000	212,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (Reg. S)	EUR	110,000	161,215
Lighthouse International Co. SA 8% 4/30/14 (Reg. S)	EUR	50,000	19,397
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	100,000	139,734
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 8.125% 12/1/17 (Reg. S)	EUR	170,000	254,646
UPCB Finance III Ltd. 6.625% 7/1/20 (c)		500,000	500,000
Virgin Media Finance PLC 9.5% 8/15/16	EUR	50,000	80,643
			2,116,260
Capital Goods - 0.3%
Wendel SA:
4.375% 8/9/17	EUR	100,000	126,622
4.875% 11/4/14	EUR	50,000	71,304
			197,926
Chemicals - 1.0%
Bayer AG 5% 7/29/05 (e)	EUR	40,000	57,417
INEOS Group Holdings PLC 7.875% 2/15/16	EUR	110,000	152,522
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Chemicals - continued
Kerling PLC 10.625% 1/28/17 (Reg. S)	EUR	50,000	73,998
Kinove German Bondco GmbH 9.625% 6/15/18 (c)		200,000	210,000
LBI Escrow Corp. 8% 11/1/17 (Reg. S)	EUR	40,500	63,284
Lyondell Chemical Co. 11% 5/1/18		15,000	16,988
Rhodia SA 7% 5/15/18	EUR	50,000	81,002
			655,211
Consumer Products - 0.5%
ISS Financing PLC 11% 6/15/14 (Reg. S)	EUR	50,000	76,512
Procter & Gamble Co. 4.5% 5/12/14	EUR	100,000	152,128
Reddy Ice Corp. 11.25% 3/15/15		100,000	102,870
			331,510
Containers - 1.5%
ARD Finance SA:
11.125% 6/1/18 pay-in-kind	EUR	100,000	145,481
11.125% 6/1/18 pay-in-kind (c)		200,000	205,000
Ardagh Glass Finance PLC 7.125% 6/15/17 (Reg. S)	EUR	50,000	66,095
Crown European Holdings SA 7.125% 8/15/18 (Reg. S)	EUR	50,000	73,818
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	60,000	86,427
Rexam PLC 6.75% 6/29/67 (e)	EUR	50,000	69,867
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA 8.25% 2/15/21 (c)		250,000	232,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (c)		100,000	101,630
9.875% 8/15/19 (c)		15,000	15,225
			996,043
Diversified Financial Services - 7.4%
Beverage Packaging Holdings (Luxembourg) SA 8% 12/15/16 (Reg. S)	EUR	60,000	79,530
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		300,000	316,500
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	123,381	154,824
Boparan Holdings Ltd. 9.75% 4/30/18 (Reg. S)	EUR	100,000	132,909
CIT Group, Inc.:
6.625% 4/1/18 (c)		100,000	105,000
7% 5/2/17 (c)		1,200,000	1,201,500
7% 5/2/17 (Reg. S)		125,000	125,156
Ford Credit Europe PLC 7.25% 7/15/13	EUR	150,000	224,418
Fortis Hybrid Financing SA 5.125% (d)(e)	EUR	50,000	51,727
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Diversified Financial Services - continued
GMAC International Finance BV 7.5% 4/21/15	EUR	50,000	74,177
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18		450,000	464,625
International Lease Finance Corp.:
5.75% 5/15/16		40,000	39,500
6.25% 5/15/19		60,000	59,892
8.25% 12/15/20		850,000	943,500
International Personal Finance PLC 11.5% 8/6/15	EUR	60,000	92,246
Reynolds Group DL Escrow LLC 8.5% 10/15/16 (c)		250,000	260,625
SLM Corp.:
8% 3/25/20		440,000	478,500
8.45% 6/15/18		50,000	55,918
TMD Friction Finance SA 10.75% 5/15/17	EUR	50,000	76,877
WM Finance Corp. 9.5% 6/15/16 (c)		15,000	15,900
			4,953,324
Electric Utilities - 4.9%
Calpine Corp. 7.875% 1/15/23 (c)		900,000	938,250
Duquesne Light Holdings, Inc. 5.9% 12/1/21 (c)		37,000	38,098
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (c)		200,000	202,000
Energy Future Holdings Corp. 10% 1/15/20		500,000	521,250
GenOn Energy, Inc. 9.875% 10/15/20 (c)		200,000	211,500
Listrindo Capital BV 9.25% 1/29/15 (Reg. S)		100,000	111,380
Majapahit Holding BV:
8% 8/7/19 (c)		275,000	336,875
8% 8/7/19 (Reg. S)		100,000	122,750
National Power Corp. 6.875% 11/2/16 (c)		100,000	115,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (c)		200,000	221,000
Puget Energy, Inc. 6% 9/1/21 (c)		45,000	45,000
RWE AG 4.625% (d)(e)	EUR	30,000	41,381
The AES Corp.:
7.375% 7/1/21 (c)		35,000	36,225
8% 10/15/17		300,000	322,500
			3,263,209
Energy - 9.0%
Afren PLC 11.5% 2/1/16 (c)		275,000	297,000
ATP Oil & Gas Corp. 11.875% 5/1/15		150,000	152,250
B-Corp Merger Sub, Inc. 8.25% 6/1/19 (c)		25,000	25,250
Basic Energy Services, Inc. 7.75% 2/15/19 (c)		190,000	194,750
Chesapeake Energy Corp. 6.875% 11/15/20		150,000	162,750
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Energy - continued
Concho Resources, Inc. 6.5% 1/15/22		$ 130,000	$ 136,175
Continental Resources, Inc. 8.25% 10/1/19		300,000	330,000
Edgen Murray Corp. 12.25% 1/15/15		150,000	151,125
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)		150,000	150,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp. 8.625% 6/15/20		500,000	528,750
Forbes Energy Services Ltd. 9% 6/15/19 (c)		30,000	30,000
KazMunaiGaz Finance Sub BV 11.75% 1/23/15 (c)		325,000	405,860
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19 (c)		150,000	149,250
MOL Hungarian Oil and Gas PLC 3.875% 10/5/15	EUR	60,000	81,038
Offshore Group Investment Ltd. 11.5% 8/1/15 (c)		15,000	16,538
Oil States International, Inc. 6.5% 6/1/19 (c)		30,000	30,750
OMV AG 6.75% 12/31/49 (e)	EUR	50,000	74,177
Pemex Project Funding Master Trust 8.625% 2/1/22		150,000	187,500
Petrohawk Energy Corp. 6.25% 6/1/19 (c)		500,000	576,250
Petroleos de Venezuela SA 5.5% 4/12/37		750,000	371,250
Petroleos de Venezuela SA 144A 12.75% 2/17/22 (c)		1,450,000	1,243,370
Petroleos Mexicanos 6.625% (c)(d)		200,000	202,000
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (c)		150,000	182,625
Precision Drilling Corp. 6.5% 12/15/21 (c)		10,000	10,200
Range Resources Corp. 5.75% 6/1/21		250,000	261,250
Unit Corp. 6.625% 5/15/21		100,000	101,000
			6,051,108
Entertainment/Film - 0.2%
Cinemark USA, Inc. 7.375% 6/15/21 (c)		15,000	15,038
Codere Finance (Luxembourg) SA 8.25% 6/15/15 (Reg. S)	EUR	50,000	71,843
National Cinemedia LLC 7.875% 7/15/21 (c)		35,000	35,700
			122,581
Food & Drug Retail - 2.0%
Rite Aid Corp.:
8% 8/15/20		750,000	830,625
10.375% 7/15/16		500,000	537,500
			1,368,125
Food/Beverage/Tobacco - 1.0%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	100,000	144,496
JBS USA LLC/JBS USA Finance, Inc. 7.25% 6/1/21 (c)		145,000	141,738
Pernod-Ricard SA 4.875% 3/18/16	EUR	150,000	220,592
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Food/Beverage/Tobacco - continued
Suedzucker International Finance BV 5.25% (d)(e)	EUR	50,000	70,585
Tereos Europe 6.375% 4/15/14 (Reg. S)	EUR	50,000	73,459
			650,870
Gaming - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14		150,000	156,000
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	50,000	71,124
CityCenter Holdings LLC/CityCenter Finance Corp. 11.5% 1/15/17 pay-in-kind (c)(e)		158,337	168,460
Harrah's Operating Co., Inc. 11.25% 6/1/17		160,000	175,520
MGM Mirage, Inc. 5.875% 2/27/14		300,000	291,390
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind (c)(e)		55,000	52,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		200,000	221,250
			1,136,544
Healthcare - 6.6%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (c)		45,000	45,000
DaVita, Inc. 6.625% 11/1/20		300,000	306,000
Eurofins Scientific SA 8.081% (d)(e)	EUR	50,000	71,319
FMC Finance VII SA 5.25% 2/15/21	EUR	40,000	55,750
Fresenius US Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	50,000	81,900
HCA Holdings, Inc. 7.75% 5/15/21 (c)		1,000,000	1,012,500
HCA, Inc.:
6.5% 2/15/20		295,000	299,779
7.25% 9/15/20		500,000	531,250
7.5% 2/15/22		180,000	182,466
HealthSouth Corp. 7.75% 9/15/22		300,000	313,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (c)		150,000	146,820
Kindred Escrow Corp. 8.25% 6/1/19 (c)		15,000	14,700
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		250,000	254,375
7.5% 2/15/20		300,000	319,500
Pfizer, Inc. 3.625% 6/3/13	EUR	100,000	147,307
Teleflex, Inc. 6.875% 6/1/19		40,000	41,200
Tenet Healthcare Corp. 9.25% 2/1/15		300,000	331,500
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)		150,000	147,000
6.75% 8/15/21 (c)		150,000	141,750
			4,443,616
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Homebuilders/Real Estate - 1.5%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		$ 100,000	$ 102,250
Country Garden Holdings Co. Ltd. 11.25% 4/22/17 (Reg. S)		100,000	105,000
Evergrande Real Estate Group Ltd. 13% 1/27/15 (Reg. S)		100,000	102,880
Hopson Development Holdings Ltd. 8.125% 11/9/12 (Reg. S)		100,000	97,500
Kaisa Group Holdings Ltd. 13.5% 4/28/15		100,000	97,957
Obrascon Huarte Lain SA 7.375% 4/28/15	EUR	50,000	71,124
Odebrecht Finance Ltd. 7.5% (c)(d)		100,000	102,000
Powerlong Real Estate Holding Ltd. 13.75% 9/16/15 (Reg. S)		100,000	100,500
Renhe Commercial Holdings Co. Ltd. 13% 3/10/16 (Reg. S)		100,000	94,558
Wienerberger AG 6.5% (d)(e)	EUR	40,000	50,146
Yanlord Land Group Ltd. 9.5% 5/4/17 (Reg. S)		100,000	100,500
			1,024,415
Hotels - 0.0%
Host Hotels & Resorts, Inc. 5.875% 6/15/19 (c)		10,000	10,200
Insurance - 0.7%
Aviva PLC 4.7291% (d)(e)	EUR	50,000	62,144
Eureko BV 5.125% (d)(e)	EUR	30,000	35,993
ING Groep NV 4.176% (d)(e)	EUR	160,000	189,089
ING Verzekeringen NV 3.352% 6/21/21 (e)	EUR	50,000	66,849
MAPFRE SA 5.921% 7/24/37 (e)	EUR	50,000	55,309
Old Mutual PLC 5% (d)(e)	EUR	50,000	61,785
			471,169
Leisure - 0.1%
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (e)	EUR	50,000	70,765
Seven Seas Cruises S de RL LLC 9.125% 5/15/19 (c)		5,000	5,238
			76,003
Metals/Mining - 2.2%
Alpha Natural Resources, Inc.:
6% 6/1/19		60,000	61,500
6.25% 6/1/21		35,000	35,875
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		100,000	117,250
Bumi Investment Pte Ltd. 10.75% 10/6/17 (Reg. S)		100,000	115,250
CITIC Resources Finance (2007) Ltd. 6.75% 5/15/14 (Reg. S)		200,000	206,700
Hidili Industry International Development Ltd. 8.625% 11/4/15 (Reg. S)		100,000	98,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Metals/Mining - continued
New World Resources NV 7.375% 5/15/15 (Reg. S)	EUR	50,000	72,741
Novelis, Inc. 8.75% 12/15/20		100,000	111,500
PT Adaro Indonesia 7.625% 10/22/19 (Reg. S)		100,000	112,500
SunCoke Energy, Inc. 7.625% 8/1/19 (c)		15,000	15,338
Vedanta Resources PLC:
6.75% 6/7/16 (c)		200,000	203,000
8.25% 6/7/21 (c)		200,000	206,500
9.5% 7/18/18 (Reg. S)		100,000	110,880
			1,467,284
Paper - 1.1%
ABI Escrow Corp. 10.25% 10/15/18 (c)		252,000	277,200
Mondi Finance PLC 5.75% 4/3/17	EUR	50,000	72,665
Norske Skogindustrier ASA 7% 6/26/17	EUR	50,000	51,727
Sino-Forest Corp. 10.25% 7/28/14		100,000	73,000
Smurfit Kappa Acquisitions 7.25% 11/15/17 (Reg. S)	EUR	60,000	87,073
UPM-Kymmene Corp. 6.125% 1/23/12	EUR	100,000	146,240
Xerium Technologies, Inc. 8.875% 6/15/18 (c)		30,000	29,175
			737,080
Publishing/Printing - 0.2%
Seat Pagine Gialle SpA 10.5% 1/31/17 (Reg. S)	EUR	50,000	63,221
Sheridan Group, Inc. 12.5% 4/15/14 (c)		100,000	92,000
			155,221
Restaurants - 0.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (c)	BRL	250,000	169,224
Services - 0.9%
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (c)(e)		300,000	307,500
Audatex North America, Inc. 6.75% 6/15/18 (c)		35,000	36,050
McJunkin Red Man Corp. 9.5% 12/15/16 (c)		150,000	156,000
Road King Infrast Finance 2010 Ltd. 9.5% 9/21/15		100,000	97,485
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (c)		30,000	31,050
			628,085
Shipping - 1.3%
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	98,930
CEVA Group PLC 8.375% 12/1/17 (c)		250,000	252,825
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (c)		25,000	23,750
Swift Services Holdings, Inc. 10% 11/15/18		300,000	326,250
Western Express, Inc. 12.5% 4/15/15 (c)		150,000	140,250
			842,005
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Specialty Retailing - 0.1%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (e)		$ 30,000	$ 34,125
Steel - 0.2%
China Oriental Group Co. Ltd. 8% 8/18/15 (Reg. S)		100,000	103,200
Super Retail - 0.4%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (c)		20,000	20,400
QVC, Inc. 7.375% 10/15/20 (c)		250,000	274,675
			295,075
Technology - 5.0%
Amkor Technology, Inc. 6.625% 6/1/21 (c)		150,000	148,125
Avaya, Inc. 7% 4/1/19 (c)		300,000	292,875
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)		200,000	210,500
Eagle Parent, Inc. 8.625% 5/1/19 (c)		250,000	245,625
Eastman Kodak Co. 9.75% 3/1/18 (c)		150,000	124,500
Fidelity National Information Services, Inc. 7.875% 7/15/20		250,000	265,625
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (c)		95,000	95,475
9.25% 4/15/18 (c)		200,000	219,000
Hynix Semiconductor, Inc. 7.875% 6/27/17 (Reg. S)		100,000	106,120
InterXion Holding N.V. 9.5% 2/12/17 (Reg. S)	EUR	50,000	80,823
Lucent Technologies, Inc. 6.45% 3/15/29		1,000,000	902,500
NXP BV/NXP Funding LLC 8.625% 10/15/15	EUR	100,000	149,432
Rexel SA 7% 12/17/18	EUR	100,000	145,122
Sensata Technologies BV 6.5% 5/15/19 (c)		250,000	251,250
STATS ChipPAC Ltd. 7.5% 8/12/15 (Reg. S)		100,000	108,750
			3,345,722
Telecommunications - 8.7%
Alestra SA de RL de CV 11.75% 8/11/14		425,000	486,625
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)		500,000	508,750
EH Holding Corp. 6.5% 6/15/19 (c)		160,000	164,600
Equinix, Inc. 7% 7/15/21		300,000	312,750
Frontier Communications Corp. 8.5% 4/15/20		750,000	826,875
Indosat Palapa Co. BV 7.375% 7/29/20		100,000	113,000
Intelsat Jackson Holdings SA 7.5% 4/1/21 (c)		900,000	913,500
Level 3 Escrow, Inc. 8.125% 7/1/19 (c)		70,000	70,613
MTS International Funding Ltd. 8.625% 6/22/20 (c)		175,000	200,375
NII Capital Corp. 8.875% 12/15/19		100,000	110,250
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28		$ 500,000	$ 472,500
6.9% 5/1/19		600,000	613,500
Sunrise Communications International SA 7% 12/31/17 (Reg. S)	EUR	100,000	147,277
True Move Co. Ltd. 10.75% 12/16/13 (Reg. S)		100,000	107,750
TRW Automotive, Inc. 6.375% 3/15/14 (Reg. S)	EUR	50,000	73,998
Wind Acquisition Finance SA 11.75% 7/15/17 (c)		250,000	277,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (Reg. S) (e)	EUR	169,800	270,179
Ziggo Finance BV 6.125% 11/15/17	EUR	110,000	154,892
			5,824,934
TOTAL NONCONVERTIBLE BONDS (Cost $48,624,437)			48,157,416
Government Obligations - 12.9%

Argentina - 0.8%
Argentine Republic discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		592,775	529,052
Belarus - 0.1%
Belarus Republic 8.75% 8/3/15 (Reg. S)		100,000	90,000
Brazil - 2.0%
Brazilian Federative Republic:
11% 8/17/40		725,000	993,250
12.75% 1/15/20		200,000	331,000
TOTAL BRAZIL			1,324,250
Colombia - 0.9%
Colombian Republic:
10.75% 1/15/13		250,000	284,700
11.75% 2/25/20		200,000	315,000
TOTAL COLOMBIA			599,700
Croatia - 0.3%
Croatia Republic 6.375% 3/24/21 (c)		200,000	202,250
El Salvador - 0.2%
El Salvador Republic 7.75% 1/24/23 (Reg. S)		100,000	113,500
Germany - 0.5%
German Federal Republic 1.25% 9/16/11	EUR	260,000	373,906
Government Obligations - continued
		Principal Amount (b)	Value
Indonesia - 0.9%
Indonesian Republic 11.625% 3/4/19 (c)		$ 400,000	$ 602,000
Iraq - 0.3%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		250,000	225,000
Lebanon - 0.6%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		325,000	417,625
Lithuania - 0.2%
Lithuanian Republic 7.375% 2/11/20 (c)		125,000	145,625
Mexico - 1.1%
United Mexican States 11.375% 9/15/16		500,000	712,500
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		150,000	214,500
Philippines - 1.2%
Philippine Republic:
6.375% 10/23/34		175,000	202,563
9% 2/15/13		525,000	584,063
TOTAL PHILIPPINES			786,626
Russia - 1.9%
Russian Federation:
11% 7/24/18 (Reg. S)		750,000	1,074,375
12.75% 6/24/28 (Reg. S)		100,000	178,000
TOTAL RUSSIA			1,252,375
Turkey - 1.6%
Turkish Republic:
6.75% 5/30/40		100,000	107,850
8% 2/14/34		150,000	185,625
11% 1/14/13		675,000	763,763
TOTAL TURKEY			1,057,238
TOTAL GOVERNMENT OBLIGATIONS (Cost $8,571,456)			8,646,147
Common Stocks - 0.0%
	Shares
Food & Drug Retail - 0.0%
Teavana Holdings, Inc. (Cost $1,700)	100	2,820
Preferred Stocks - 1.8%
	Shares	Value
Convertible Preferred Stocks - 1.2%
Automotive - 0.4%
General Motors Co. 4.75%	5,000	$ 231,050
Diversified Financial Services - 0.5%
Citigroup, Inc. 7.50%	3,000	336,450
Homebuilders/Real Estate - 0.3%
Health Care REIT, Inc. Series I, 6.50%	4,000	210,500
TOTAL CONVERTIBLE PREFERRED STOCKS		778,000
Nonconvertible Preferred Stocks - 0.6%
Banks & Thrifts - 0.6%
GMAC LLC 7.00% (c)	450	402,750
TOTAL PREFERRED STOCKS (Cost $1,259,710)		1,180,750
Floating Rate Loans - 5.1%
	Principal Amount (b)
Air Transportation - 0.3%
US Airways Group, Inc. term loan 2.6873% 3/23/14 (e)	$ 220,000	198,550
Broadcasting - 0.4%
Univision Communications, Inc. term loan 4.4373% 3/31/17 (e)	250,000	236,250
Capital Goods - 0.2%
Husky Intermediate, Inc. Tranche B, term loan 6.5% 6/30/18 (e)	110,000	110,138
Electric Utilities - 1.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (e)	1,000,000	748,750
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (e)	14,963	14,925
		763,675
Healthcare - 0.7%
Sheridan Healthcare, Inc. Tranche 2LN, term loan 6.004% 6/15/15 (e)	500,000	488,750
Homebuilders/Real Estate - 0.7%
Realogy Corp.:
Credit-Linked Deposit 4.4356% 10/10/16 (e)	42,763	38,807
term loan 4.5183% 10/10/16 (e)	457,130	414,845
		453,652
Floating Rate Loans - continued
	Principal Amount (b)	Value
Super Retail - 0.2%
Academy Ltd. Tranche B, term loan 6% 7/27/18 (e)	$ 35,000	$ 34,825
Nebraska Book Co., Inc. Tranche B, term loan 7.25% 6/30/12 (e)	100,000	100,000
		134,825
Technology - 0.4%
First Data Corp. term loan 4.1873% 3/24/18 (e)	300,000	276,750
Telecommunications - 1.1%
Asurion LLC:
term loan 9% 5/24/19 (e)	130,000	130,650
Tranche B, term loan 5.5% 5/24/18 (e)	330,000	326,304
Vodafone Americas Finance 2, Inc. 2nd LN, term loan 6.25% 6/24/16 pay-in-kind	300,000	299,573
		756,527
TOTAL FLOATING RATE LOANS (Cost $3,515,749)		3,419,117
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $6,772,949)	6,772,949	6,772,949
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $68,746,001)		68,179,199
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,278,236)
NET ASSETS - 100%		$ 66,900,963
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,876,315 or 28.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,656
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 233,870	$ 233,870	$ -	$ -
Financials	949,700	336,450	613,250	-
Corporate Bonds	48,157,416	-	48,157,416	-
Government Obligations	8,646,147	-	8,646,147	-
Floating Rate Loans	3,419,117	-	3,419,117	-
Money Market Funds	6,772,949	6,772,949	-	-
Total Investments in Securities:	$ 68,179,199	$ 7,343,269	$ 60,835,930	$ -
Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $68,731,216. Net unrealized depreciation aggregated $552,017, of which $472,115 related to appreciated investment securities and $1,024,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans and foreign government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® High Income Fund

July 31, 2011

1.804875.107

SPH-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.2%
Capital Goods - 0.1%
General Cable Corp.:
0.875% 11/15/13	$ 1,888	$ 1,972
4.5% 11/15/29 (d)	2,126	2,780
		4,752
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	1,942	2,372
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,349	1,315
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	987	1,362
TOTAL CONVERTIBLE BONDS		9,801
Nonconvertible Bonds - 79.1%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	7,103	7,432
BE Aerospace, Inc. 6.875% 10/1/20	4,699	5,028
Esterline Technologies Corp. 7% 8/1/20	4,518	4,789
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	3,710	3,821
7.125% 3/15/21 (e)	7,025	7,271
Sequa Corp.:
11.75% 12/1/15 (e)	16,528	17,685
13.5% 12/1/15 pay-in-kind (e)	1,725	1,871
		47,897
Air Transportation - 0.3%
Air Canada 9.25% 8/1/15 (e)	15,976	16,375
Automotive - 2.8%
ArvinMeritor, Inc. 10.625% 3/15/18	2,506	2,794
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,776
6.75% 2/15/21	1,832	1,859
Delphi Corp.:
5.875% 5/15/19 (e)	12,555	12,681
6.125% 5/15/21 (e)	5,485	5,540
Exide Technologies 8.625% 2/1/18 (e)	2,476	2,526
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,012	8,022
5.875% 8/2/21	13,715	13,900
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
8% 12/15/16	$ 2,136	$ 2,448
8.125% 1/15/20	12,452	14,778
International Automotive Components Group SA 9.125% 6/1/18 (e)	6,355	6,514
Lear Corp.:
7.875% 3/15/18	1,640	1,767
8.125% 3/15/20	1,821	1,989
Navistar International Corp. 8.25% 11/1/21	9,061	9,854
Stoneridge, Inc. 9.5% 10/15/17 (e)	2,619	2,838
Tenneco, Inc.:
7.75% 8/15/18	1,716	1,798
8.125% 11/15/15	19,738	20,725
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	11,390	12,358
TRW Automotive, Inc.:
7% 3/15/14 (e)	7,504	8,217
8.875% 12/1/17 (e)	1,988	2,202
		135,586
Banks & Thrifts - 1.7%
Ally Financial, Inc.:
3.4658% 2/11/14 (h)	4,945	4,896
4.5% 2/11/14	4,945	4,920
Bank of America Corp. 8.125% (f)(h)	9,733	9,976
Citigroup Capital XXI 8.3% 12/21/77 (h)	4,791	4,929
GMAC LLC:
6.625% 5/15/12	16,107	16,490
6.625% 5/15/12	4,338	4,441
6.75% 12/1/14	10,609	11,139
6.875% 9/15/11	4,028	4,048
6.875% 8/28/12	4,465	4,616
7.5% 12/31/13	5,524	5,869
Wells Fargo & Co. 7.98% (f)(h)	7,181	7,666
Wells Fargo Capital XIII 7.7% (f)(h)	3,871	3,982
		82,972
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	4,688	4,172
Nexstar Broadcasting, Inc.:
7% 1/15/14	3,183	3,175
7% 1/15/14 pay-in-kind	9,695	9,671
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Broadcasting - continued
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	$ 3,640	$ 3,822
Univision Communications, Inc.:
6.875% 5/15/19 (e)	7,085	7,032
7.875% 11/1/20 (e)	4,044	4,170
8.5% 5/15/21 (e)	9,743	9,621
		41,663
Building Materials - 2.0%
Associated Materials LLC 9.125% 11/1/17	6,804	6,872
Building Materials Corp. of America 6.75% 5/1/21 (e)	12,650	12,903
Cemex SA de CV:
5.2458% 9/30/15 (e)(h)	8,340	7,756
9% 1/11/18 (e)	11,155	10,486
General Cable Corp.:
2.6208% 4/1/15 (h)	8,861	8,562
7.125% 4/1/17	10,679	10,999
Headwaters, Inc. 7.625% 4/1/19	8,744	8,285
Interline Brands, Inc. 7% 11/15/18	2,789	2,873
Masco Corp. 7.125% 3/15/20	6,544	6,708
Masonite International Corp. 8.25% 4/15/21 (e)	1,865	1,879
Ply Gem Industries, Inc. 8.25% 2/15/18 (e)	13,228	12,699
Texas Industries, Inc. 9.25% 8/15/20	4,243	4,169
		94,191
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	18,180	18,135
7% 1/15/19	14,785	15,266
7% 1/15/19 (e)	3,458	3,562
7.875% 4/30/18	3,420	3,694
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	16,185	17,197
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	12,801	15,106
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(h)	14,499	15,079
10.875% 9/15/14 (d)(e)	8,311	9,142
CSC Holdings LLC:
8.5% 4/15/14	4,379	4,904
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC: - continued
8.625% 2/15/19	$ 5,047	$ 5,823
DISH DBS Corp. 6.75% 6/1/21 (e)	11,235	11,600
EchoStar Communications Corp. 7.125% 2/1/16	4,893	5,223
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	1,515	1,560
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	28,777	28,777
		155,068
Capital Goods - 1.0%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	8,610	9,062
Briggs & Stratton Corp. 6.875% 12/15/20	2,646	2,805
Chart Industries, Inc. 9.125% 10/15/15	5,468	5,721
Coleman Cable, Inc. 9% 2/15/18	13,327	13,827
SPX Corp. 7.625% 12/15/14	7,774	8,610
Terex Corp. 10.875% 6/1/16	4,729	5,427
		45,452
Chemicals - 1.2%
Celanese US Holdings LLC:
5.875% 6/15/21	3,065	3,234
6.625% 10/15/18	4,985	5,421
Chemtura Corp. 7.875% 9/1/18	9,778	10,487
Georgia Gulf Corp. 9% 1/15/17 (e)	7,186	7,833
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	2,790	2,930
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	3,439	3,491
LBI Escrow Corp. 8% 11/1/17 (e)	7,497	8,500
Nalco Co. 6.625% 1/15/19 (e)	7,092	7,979
NOVA Chemicals Corp. 8.625% 11/1/19	5,948	6,721
PolyOne Corp. 7.375% 9/15/20	2,082	2,223
		58,819
Consumer Products - 0.1%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	2,709	2,648
Elizabeth Arden, Inc. 7.375% 3/15/21	1,805	1,873
		4,521
Containers - 1.7%
Berry Plastics Corp. 4.9993% 2/15/15 (h)	31,768	31,371
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	5,357	5,504
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	$ 4,893	$ 5,223
Graphic Packaging International, Inc. 7.875% 10/1/18	3,194	3,473
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (e)	4,170	4,076
9% 4/15/19 (e)	6,934	6,761
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	12,005	11,615
8.25% 2/15/21 (e)	13,471	12,528
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (e)	4,455	4,528
9.875% 8/15/19 (e)	7,955	8,074
Solo Cup Co. 8.5% 2/15/14	3,019	2,838
		95,991
Diversified Financial Services - 7.8%
Aircastle Ltd. 9.75% 8/1/18	2,023	2,235
CIT Group, Inc.:
7% 5/1/14	2,266	2,283
7% 5/1/15	1	1
7% 5/4/15 (e)	20,861	20,939
7% 5/1/16	2,000	2,003
7% 5/2/16 (e)	56,707	56,778
7% 5/1/17	0*	0*
7% 5/2/17 (e)	26,585	26,618
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	33,320	34,403
Ineos Finance PLC 9% 5/15/15 (e)	3,132	3,343
International Lease Finance Corp.:
5.625% 9/20/13	6,002	6,122
5.65% 6/1/14	4,281	4,345
5.75% 5/15/16	6,020	5,945
5.875% 5/1/13	4,440	4,562
6.25% 5/15/19	9,930	9,912
6.625% 11/15/13	8,039	8,361
7.125% 9/1/18 (e)	19,940	21,336
8.625% 9/15/15	45,499	50,959
8.75% 3/15/17	30,306	33,943
8.875% 9/1/17	12,220	13,717
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	$ 16,560	$ 15,442
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (e)	3,089	3,356
SLM Corp.:
6.25% 1/25/16	6,040	6,297
8% 3/25/20	15,702	17,076
8.45% 6/15/18	7,345	8,214
		358,190
Diversified Media - 0.4%
Entravision Communication Corp. 8.75% 8/1/17	4,168	4,366
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)	8,950	9,487
11.5% 5/1/16	4,778	5,566
		19,419
Electric Utilities - 5.0%
Calpine Corp.:
7.5% 2/15/21 (e)	55,382	57,320
7.875% 7/31/20 (e)	28,302	29,929
CMS Energy Corp. 8.75% 6/15/19	2,369	2,930
Energy Future Holdings Corp. 10% 1/15/20	2,298	2,396
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	8,558	8,965
11% 10/1/21 (e)	1,288	1,249
GenOn Energy, Inc.:
9.5% 10/15/18	16,505	17,330
9.875% 10/15/20	13,078	13,830
Intergen NV 9% 6/30/17 (e)	9,209	9,715
Mirant Americas Generation LLC:
8.5% 10/1/21	11,133	11,383
9.125% 5/1/31	12,944	12,944
NRG Energy, Inc.:
7.625% 5/15/19 (e)	6,620	6,786
7.875% 5/15/21 (e)	6,620	6,620
NSG Holdings II, LLC 7.75% 12/15/25 (e)	7,071	7,000
Puget Energy, Inc. 6% 9/1/21 (e)	6,915	6,915
RRI Energy, Inc. 7.875% 6/15/17	16,994	17,079
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,826	1,908
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.:
7.375% 7/1/21 (e)	$ 5,220	$ 5,403
8% 10/15/17	14,174	15,237
9.75% 4/15/16	4,459	5,106
TXU Corp. 6.5% 11/15/24	2,916	1,283
		241,328
Energy - 8.9%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19 (g)	4,955	4,974
6.5% 5/20/21	4,928	5,076
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	9,910	10,059
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	3,045	2,923
ATP Oil & Gas Corp. 11.875% 5/1/15	30,606	31,065
Calfrac Holdings LP 7.5% 12/1/20 (e)	4,116	4,239
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	2,020	2,078
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	2,584	2,752
Chesapeake Energy Corp.:
6.125% 2/15/21	12,360	12,916
9.5% 2/15/15	10,248	12,041
Continental Resources, Inc.:
7.125% 4/1/21	2,865	3,066
7.375% 10/1/20	4,203	4,539
Covanta Holding Corp. 7.25% 12/1/20	5,527	6,000
Denbury Resources, Inc. 8.25% 2/15/20	4,684	5,158
Drummond Co., Inc. 7.375% 2/15/16	7,148	7,380
Edgen Murray Corp. 12.25% 1/15/15	22,044	22,209
Energy Partners Ltd. 8.25% 2/15/18 (e)	2,169	2,104
Energy Transfer Equity LP 7.5% 10/15/20	20,218	21,734
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	29,158	29,158
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	4,993	4,818
Forest Oil Corp. 7.25% 6/15/19	19,293	19,920
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	2,466	2,571
Frontier Oil Corp. 6.875% 11/15/18	4,319	4,611
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	4,196	4,406
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	3,302	3,302
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)	26,816	27,352
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Inergy LP/Inergy Finance Corp.: - continued
7% 10/1/18	$ 7,831	$ 7,948
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	5,915	5,885
7.75% 2/1/21 (e)	4,893	5,211
8.625% 4/15/20	11,400	12,626
Offshore Group Investment Ltd. 11.5% 8/1/15	3,299	3,637
Oil States International, Inc. 6.5% 6/1/19 (e)	4,670	4,787
OPTI Canada, Inc.:
7.875% 12/15/14 (c)	3,728	2,405
8.25% 12/15/14 (c)	20,246	13,109
9% 12/15/12 (e)	1,484	1,523
9.75% 8/15/13 (e)	5,637	5,778
Parker Drilling Co. 9.125% 4/1/18	3,393	3,631
Petrohawk Energy Corp. 7.25% 8/15/18	13,282	15,440
Pioneer Drilling Co. 9.875% 3/15/18	5,603	6,009
Pioneer Natural Resources Co. 6.65% 3/15/17	3,059	3,350
Plains Exploration & Production Co.:
7% 3/15/17	20,900	21,736
7.625% 6/1/18	1,894	2,036
7.625% 4/1/20	7,329	7,897
10% 3/1/16	9,455	10,637
Precision Drilling Corp. 6.5% 12/15/21 (e)	1,100	1,122
Quicksilver Resources, Inc. 7.125% 4/1/16	1,462	1,469
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,148	7,550
SESI LLC 6.375% 5/1/19 (e)	7,930	8,049
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,318
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	3,259	3,300
7.875% 10/15/18 (e)	9,169	9,582
Thermon Industries, Inc. 9.5% 5/1/17	1,508	1,614
		426,100
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	3,030	3,219
Food & Drug Retail - 1.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	11,490	11,720
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
6.875% 8/15/13	$ 5,669	$ 5,499
7.5% 3/1/17	11,985	12,225
9.375% 12/15/15	8,090	7,726
9.5% 6/15/17	27,535	25,470
10.25% 10/15/19	2,444	2,725
10.375% 7/15/16	12,624	13,571
Tops Markets LLC 10.125% 10/15/15	3,120	3,311
		82,247
Food/Beverage/Tobacco - 0.8%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	5,868	5,927
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	29,176	30,270
Dean Foods Co. 7% 6/1/16	4,000	3,960
		40,157
Gaming - 0.5%
Ameristar Casinos, Inc. 7.5% 4/15/21 (e)	8,915	9,272
MGM Mirage, Inc. 7.625% 1/15/17	4,917	4,819
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	3,528	3,493
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	4,880	5,399
		22,983
Healthcare - 7.4%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	5,471	5,840
Alere, Inc. 9% 5/15/16	5,114	5,325
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	20,531	22,481
Carriage Services, Inc. 7.875% 1/15/15	2,956	2,993
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)	19,577	19,577
Community Health Systems, Inc. 8.875% 7/15/15	18,780	19,390
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	6,682	6,966
Giant Funding Corp. 8.25% 2/1/18 (e)	5,703	6,045
HCA, Inc.:
6.5% 2/15/20	16,520	16,788
7.25% 9/15/20	2,436	2,588
7.5% 11/6/33	2,576	2,325
7.875% 2/15/20	16,571	17,855
8.5% 4/15/19	9,363	10,288
9.25% 11/15/16	18,804	20,073
9.625% 11/15/16 pay-in-kind (h)	16,718	17,888
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.875% 2/15/17	$ 1,033	$ 1,160
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	20,100	19,674
Inverness Medical Innovations, Inc. 7.875% 2/1/16	9,247	9,432
Kindred Escrow Corp. 8.25% 6/1/19 (e)	2,455	2,406
Mylan, Inc. 6% 11/15/18 (e)	19,676	20,070
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	8,948	9,105
7% 1/15/16	5,535	5,729
7.5% 2/15/20	6,951	7,403
Rotech Healthcare, Inc. 10.75% 10/15/15	3,982	4,370
Stewart Enterprises, Inc. 6.5% 4/15/19	3,460	3,477
Tenet Healthcare Corp. 8.875% 7/1/19	9,271	10,280
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	7,345	7,198
6.75% 8/15/21 (e)	5,953	5,626
6.875% 12/1/18 (e)	19,244	18,763
7.25% 7/15/22 (e)	7,905	7,668
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	4,559	4,650
Vanguard Health Systems, Inc. 0% 2/1/16	1,570	1,036
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	38,401	40,129
		354,598
Homebuilders/Real Estate - 1.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	2,503	2,559
11.625% 6/15/17	11,413	13,239
KB Home 6.25% 6/15/15	3,901	3,677
Realogy Corp.:
7.875% 2/15/19 (e)	6,428	6,332
11.5% 4/15/17	9,471	9,566
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	3,020	3,065
Standard Pacific Corp.:
8.375% 5/15/18	11,118	11,146
8.375% 1/15/21	6,246	6,199
		55,783
Hotels - 1.0%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (e)	16,105	15,743
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Hotels - continued
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (e)	$ 10,030	$ 10,231
6.875% 11/1/14	10,644	10,883
9% 5/15/17	6,204	6,980
Host Marriott LP 6.375% 3/15/15	2,975	3,079
		46,916
Leisure - 0.9%
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	12,449	7,718
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	6,517	7,104
NCL Corp. Ltd.:
9.5% 11/15/18 (e)	1,618	1,776
11.75% 11/15/16	4,465	5,179
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	12,179	15,041
yankee 7.25% 6/15/16	1,467	1,581
Vail Resorts, Inc. 6.5% 5/1/19 (e)	2,650	2,703
		41,102
Metals/Mining - 1.9%
Aleris International, Inc. 7.625% 2/15/18 (e)	4,100	4,151
Alpha Natural Resources, Inc.:
6% 6/1/19	9,520	9,758
6.25% 6/1/21	5,470	5,607
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	1,625	1,617
Arch Coal, Inc. 8.75% 8/1/16	4,850	5,384
Calcipar SA 6.875% 5/1/18 (e)	2,290	2,310
CONSOL Energy, Inc.:
8% 4/1/17	18,742	20,594
8.25% 4/1/20	12,093	13,409
Drummond Co., Inc. 9% 10/15/14 (e)	2,617	2,754
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (e)	10,105	10,496
Novelis, Inc. 8.375% 12/15/17	7,529	8,244
Peabody Energy Corp. 7.375% 11/1/16	2,503	2,822
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	1,540	1,575
		88,721
Paper - 1.2%
ABI Escrow Corp. 10.25% 10/15/18 (e)	580	638
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	5,012	5,300
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Glatfelter 7.125% 5/1/16	$ 2,395	$ 2,473
Mercer International, Inc. 9.5% 12/1/17	3,431	3,663
NewPage Corp. 11.375% 12/31/14	38,979	35,081
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,432	2,590
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	8,335	8,106
		57,851
Publishing/Printing - 0.7%
Cadmus Communications Corp. 8.375% 6/15/14	3,555	3,235
Cenveo Corp.:
7.875% 12/1/13	13,363	12,728
10.5% 8/15/16 (e)	13,150	12,953
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	5,148	4,414
		33,330
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	3,782	4,066
Restaurants - 0.9%
Carrols Corp. 9% 1/15/13	7,944	7,974
DineEquity, Inc. 9.5% 10/30/18	22,460	24,650
Landry's Restaurants, Inc.:
11.625% 12/1/15	1,775	1,926
11.625% 12/1/15 (e)	1,119	1,214
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	3,639	3,639
Roadhouse Financing, Inc. 10.75% 10/15/17	3,713	3,834
		43,237
Services - 2.8%
ARAMARK Corp. 3.7733% 2/1/15 (h)	23,139	22,734
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7608% 5/15/14 (h)	6,204	6,002
7.625% 5/15/14	3,828	3,905
7.75% 5/15/16	5,195	5,305
9.625% 3/15/18	14,488	15,756
Corrections Corp. of America 6.25% 3/15/13	3,043	3,047
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	35,115	36,520
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	32,213	33,824
The Geo Group, Inc.:
6.625% 2/15/21 (e)	1,988	1,998
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
The Geo Group, Inc.: - continued
7.75% 10/15/17	$ 1,756	$ 1,883
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	3,985	4,124
		135,098
Shipping - 1.9%
Aguila 3 SA 7.875% 1/31/18 (e)	3,396	3,464
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	26,350	25,033
8.625% 11/1/17 (e)	4,425	4,204
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)	18,161	16,890
8.875% 11/1/17	12,916	12,787
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	1,620	1,555
Ship Finance International Ltd. 8.5% 12/15/13	19,152	19,296
Teekay Corp. 8.5% 1/15/20	4,508	4,716
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	4,721	4,709
		92,654
Steel - 0.5%
Atkore International, Inc. 9.875% 1/1/18 (e)	2,414	2,553
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	10,024	10,074
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	5,003	5,191
Steel Dynamics, Inc. 7.625% 3/15/20	4,494	4,820
		22,638
Super Retail - 2.2%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)	2,330	2,377
Asbury Automotive Group, Inc. 7.625% 3/15/17	18,583	18,537
Claire's Escrow Corp. 8.875% 3/15/19 (e)	3,634	3,407
J. Crew Group, Inc. 8.125% 3/1/19 (e)	21,768	21,061
Limited Brands, Inc. 6.625% 4/1/21	9,440	9,759
Ltd. Brands, Inc. 7% 5/1/20	4,578	4,876
Michaels Stores, Inc. 7.75% 11/1/18	4,002	3,962
Rent-A-Center, Inc. 6.625% 11/15/20	5,899	5,899
Sonic Automotive, Inc. 8.625% 8/15/13	2,284	2,295
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	24,008	27,009
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,993	5,093
		104,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - 6.5%
Amkor Technology, Inc. 7.375% 5/1/18	$ 4,081	$ 4,214
Avaya, Inc.:
7% 4/1/19 (e)	42,598	41,586
9.75% 11/1/15	10,860	11,077
10.125% 11/1/15 pay-in-kind (h)	36,751	37,669
CDW Escrow Corp. 8.5% 4/1/19 (e)	18,260	17,986
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (e)	6,067	6,386
12.535% 10/12/17	33,100	35,831
Ceridian Corp. 11.25% 11/15/15	2,652	2,685
CommScope, Inc. 8.25% 1/15/19 (e)	6,172	6,503
Eastman Kodak Co.:
9.75% 3/1/18 (e)	1,655	1,374
10.625% 3/15/19 (e)	1,655	1,382
First Data Corp.:
7.375% 6/15/19 (e)	11,450	11,507
8.25% 1/15/21 (e)	13,581	13,309
8.75% 1/15/22 pay-in-kind (e)(h)	11,102	10,880
9.875% 9/24/15	816	824
10.55% 9/24/15 pay-in-kind (h)	1,088	1,098
12.625% 1/15/21 (e)	17,242	18,277
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (e)	23,745	23,864
9.25% 4/15/18 (e)	13,536	14,822
10.125% 3/15/18 (e)	10,476	11,667
Jabil Circuit, Inc. 5.625% 12/15/20	3,170	3,130
Lucent Technologies, Inc. 6.45% 3/15/29	8,324	7,512
NXP BV/NXP Funding LLC 10% 7/15/13 (e)	3,598	4,030
Sanmina-SCI Corp. 7% 5/15/19 (e)	8,255	8,049
Serena Software, Inc. 10.375% 3/15/16	3,698	3,869
Spansion LLC 7.875% 11/15/17 (e)	4,772	4,915
SunGard Data Systems, Inc. 10.625% 5/15/15	2,466	2,682
Viasystems, Inc. 12% 1/15/15 (e)	5,193	5,699
		312,827
Telecommunications - 8.3%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	18,748	18,186
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	6,722	6,840
Clearwire Escrow Corp. 12% 12/1/15 (e)	6,021	6,232
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc.:
7.75% 10/15/20	$ 30,845	$ 30,459
7.75% 10/15/20 (e)	3,690	3,635
10% 7/15/15	10,089	10,896
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (e)(h)	2,905	2,949
Dycom Investments, Inc. 7.125% 1/15/21	4,400	4,488
Frontier Communications Corp.:
7.875% 4/15/15	4,888	5,291
8.25% 5/1/14	6,849	7,576
8.25% 4/15/17	14,039	15,478
8.5% 4/15/20	30,622	33,761
8.75% 4/15/22	8,292	9,131
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	12,240	12,362
7.5% 4/1/21 (e)	13,635	13,840
9.5% 6/15/16	865	908
Intelsat Luxembourg SA 11.5% 2/4/17 pay-in-kind (h)	29,968	32,290
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,295	12,340
Nextel Communications, Inc.:
5.95% 3/15/14	4,734	4,749
6.875% 10/31/13	5,209	5,232
7.375% 8/1/15	42,189	42,189
Qwest Communications International, Inc. 8% 10/1/15	11,300	12,289
Sprint Capital Corp. 6.9% 5/1/19	38,224	39,084
Sprint Nextel Corp. 8.375% 8/15/17	7,914	8,606
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	5,349	5,336
11.75% 7/15/17 (e)	14,496	16,091
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	20,690	22,855
Windstream Corp.:
7% 3/15/19	4,181	4,254
7.75% 10/15/20	983	1,042
8.125% 9/1/18	6,358	6,755
		395,144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	$ 19,363	$ 19,218
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,891	5,264
		24,482
TOTAL NONCONVERTIBLE BONDS		3,784,900
TOTAL CORPORATE BONDS (Cost $3,625,012)		3,794,701
Common Stocks - 0.7%
	Shares
Banks & Thrifts - 0.2%
CIT Group, Inc. (a)	179,281	7,125
Building Materials - 0.2%
Nortek, Inc. (a)	256,425	8,013
Chemicals - 0.3%
Georgia Gulf Corp. (a)	127,655	2,558
LyondellBasell Industries NV Class A	279,437	11,027
		13,585
Diversified Financial Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,405
Class B (a)	5,854	468
		1,873
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(i)	230,372	1,094
RDA Holding Co. warrants 2/19/14 (a)(i)	54,645	140
		1,234
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i)	143,778	1,201
TOTAL COMMON STOCKS (Cost $51,948)		33,031
Preferred Stocks - 2.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.7%
Banks & Thrifts - 1.4%
Bank of America Corp. Series L, 7.25%	17,078	$ 16,646
Fifth Third Bancorp 8.50%	47,054	6,642
Huntington Bancshares, Inc. 8.50%	22,162	25,265
Wells Fargo & Co. 7.50%	15,713	16,682
		65,235
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	10,800	10,686
Electric Utilities - 0.1%
PPL Corp. 8.75%	49,100	2,618
TOTAL CONVERTIBLE PREFERRED STOCKS		78,539
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (e)	15,830	14,168
Diversified Financial Services - 0.6%
Citigroup Capital XII 8.50%	215,800	5,553
Citigroup Capital XIII 7.875%	223,587	6,053
GMAC Capital Trust I Series 2, 8.125%	745,482	19,099
		30,705
TOTAL NONCONVERTIBLE PREFERRED STOCKS		44,873
TOTAL PREFERRED STOCKS (Cost $108,805)		123,412
Floating Rate Loans (j) - 12.6%
	Principal Amount (000s)
Aerospace - 0.5%
Sequa Corp. term loan 3.5003% 12/3/14 (h)	$ 25,088	24,680
Air Transportation - 0.8%
US Airways Group, Inc. term loan 2.6873% 3/23/14 (h)	41,026	37,026
Automotive - 0.6%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	1,497	1,504
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (h)	15,012	14,261
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Federal-Mogul Corp.: - continued
Tranche C, term loan 2.1275% 12/27/15 (h)	$ 7,659	$ 7,238
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (h)	4,598	4,426
		27,429
Broadcasting - 0.8%
Univision Communications, Inc. term loan 4.4373% 3/31/17 (h)	35,366	33,421
VNU, Inc. Tranche C, term loan 3.4358% 5/1/16 (h)	3,636	3,623
		37,044
Capital Goods - 0.1%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	1,755	1,755
Tranche B 1LN, term loan 4.7665% 6/7/18 (h)	5,410	5,403
		7,158
Chemicals - 0.2%
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (h)	8,330	8,403
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (h)	2,937	2,918
Diversified Financial Services - 0.1%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (h)	5,013	5,063
Electric Utilities - 1.1%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4958% 12/15/14 (h)	10,678	10,251
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (h)	59,027	44,197
		54,448
Energy - 0.3%
CCS, Inc. Tranche B, term loan 3.2458% 11/14/14 (h)	3,630	3,465
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	13,427	13,377
		16,842
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.94% 6/4/14 (h)	$ 7,323	$ 6,957
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (h)	2,722	2,742
		9,699
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (h)	4,110	4,095
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	5,077	5,077
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 3.754% 1/25/17 (h)	3,484	3,414
Tranche B, term loan 2.504% 7/25/14 (h)	6,937	6,720
Tranche DD, term loan 2.504% 7/25/14 (h)	357	345
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	7,077	7,024
HCA, Inc.:
Tranche B2, term loan 3.4958% 3/31/17 (h)	3,376	3,288
Tranche B3, term loan 3.4958% 5/1/18 (h)	10,022	9,746
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	2,319	2,296
VWR Funding, Inc. term loan 2.6873% 6/29/14 (h)	8,278	8,071
		40,904
Publishing/Printing - 0.9%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (h)	48,701	42,735
Restaurants - 0.6%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (h)	2,781	2,677
term loan 2.5% 6/14/14 (h)	28,599	27,526
		30,203
Services - 0.2%
ServiceMaster Co.:
term loan 2.7051% 7/24/14 (h)	7,134	6,911
Tranche DD, term loan 2.69% 7/24/14 (h)	710	688
		7,599
Specialty Retailing - 0.1%
Michaels Stores, Inc. Tranche B1, term loan 2.5% 10/31/13 (h)	4,164	4,070
Floating Rate Loans (j) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	$ 32,255	$ 31,691
Technology - 2.5%
Avaya, Inc.:
term loan 3.005% 10/27/14 (h)	16,814	16,057
Tranche B 3LN, term loan 4.755% 10/26/17 (h)	33,773	32,676
CDW Corp. Tranche B, term loan 4.5% 7/15/17 (h)	20,145	19,566
First Data Corp.:
term loan 4.1873% 3/24/18 (h)	27,630	25,489
Tranche B2, term loan 2.9373% 9/24/14 (h)	422	394
Freescale Semiconductor, Inc. term loan 4.4356% 12/1/16 (h)	14,020	13,898
SunGard Data Systems, Inc. term loan 1.9358% 2/28/14 (h)	14,332	13,867
		121,947
Telecommunications - 1.8%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	66,455	59,383
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (h)	12,730	12,142
Tranche B, term loan 5.25% 4/2/18 (h)	14,609	14,628
		86,153
TOTAL FLOATING RATE LOANS (Cost $607,498)		605,184
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $194,270)	194,269,929	194,270
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,587,533)		4,750,598
NET OTHER ASSETS (LIABILITIES) - 0.7%		32,000
NET ASSETS - 100%		$ 4,782,598
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,501,827,000 or 31.4% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,435,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
HMH Holdings, Inc.	3/9/10	$ 1,613
RDA Holding Co. warrants 2/19/14	2/27/07 - 6/21/07	$ 16,939

(j) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

* Amount represents less than a $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,121	$ -	$ 11,780	$ 1,341
Financials	119,106	103,065	14,168	1,873
Industrials	8,013	8,013	-	-
Materials	13,585	13,585	-	-
Utilities	2,618	-	2,618	-
Corporate Bonds	3,794,701	-	3,794,701	-
Floating Rate Loans	605,184	-	605,184	-
Money Market Funds	194,270	194,270	-	-
Total Investments in Securities:	$ 4,750,598	$ 318,933	$ 4,428,451	$ 3,214
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 5,308
Total Realized Gain (Loss)	3
Total Unrealized Gain (Loss)	(823)
Cost of Purchases	-
Proceeds of Sales	(17)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,257)
Ending Balance	$ 3,214
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (820)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $4,555,952,000. Net unrealized appreciation aggregated $194,646,000, of which $273,262,000 related to appreciated investment securities and $78,616,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series High Income Fund

July 31, 2011

1.924275.100

FSH-QTLY-0911

Investments July 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 76.5%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp.:
0.875% 11/15/13	$ 1,612,000	$ 1,683,533
4.5% 11/15/29 (d)	1,814,000	2,372,168
		4,055,701
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	4,558,000	5,566,458
Shipping - 0.0%
Ultrapetrol (Bahamas) Ltd. 7.25% 1/15/17 (e)	1,151,000	1,122,225
Super Retail - 0.0%
Sonic Automotive, Inc. 5% 10/1/29	843,000	1,163,593
TOTAL CONVERTIBLE BONDS		11,907,977
Nonconvertible Bonds - 76.4%
Aerospace - 1.0%
Alliant Techsystems, Inc. 6.875% 9/15/20	6,062,000	6,342,671
BE Aerospace, Inc. 6.875% 10/1/20	4,011,000	4,291,770
Esterline Technologies Corp. 7% 8/1/20	3,857,000	4,088,420
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (e)	6,843,000	7,048,290
7.125% 3/15/21 (e)	18,713,000	19,367,955
Sequa Corp.:
11.75% 12/1/15 (e)	34,029,000	36,411,030
13.5% 12/1/15 pay-in-kind (e)	11,653,000	12,643,505
		90,193,641
Air Transportation - 0.7%
Air Canada 9.25% 8/1/15 (e)	31,453,000	32,239,325
American Airlines, Inc. equipment trust certificate 13% 8/1/16	4,288,759	4,889,185
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19	5,848,523	6,696,559
Continental Airlines, Inc. 3.3779% 6/2/13 (h)	2,056,690	1,974,422
Continental Airlines, Inc. 7.25% 11/10/19	2,656,800	2,869,344
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	11,446,155	11,861,650
8.021% 8/10/22	5,625,847	5,689,419
		66,219,904
Automotive - 2.6%
ArvinMeritor, Inc. 10.625% 3/15/18	4,188,000	4,669,620
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Dana Holding Corp.:
6.5% 2/15/19	$ 4,575,000	$ 4,620,750
6.75% 2/15/21	3,050,000	3,095,750
Delphi Corp.:
5.875% 5/15/19 (e)	22,965,000	23,194,650
6.125% 5/15/21 (e)	10,065,000	10,165,650
Exide Technologies 8.625% 2/1/18 (e)	4,634,000	4,726,680
Ford Motor Credit Co. LLC:
5.75% 2/1/21	8,379,000	8,389,474
5.875% 8/2/21	25,230,000	25,570,605
6.625% 8/15/17	8,930,000	9,599,750
8% 12/15/16	1,824,000	2,090,749
8.125% 1/15/20	10,628,000	12,613,385
12% 5/15/15	12,691,000	15,768,568
General Motors Acceptance Corp. 8% 11/1/31	8,746,000	9,407,976
General Motors Corp.:
6.75% 5/1/28 (c)	11,501,000	125,361
7.2% 1/15/11 (c)	5,277,000	57,519
7.7% 4/15/16 (c)	8,201,000	89,391
8.25% 7/15/23 (c)	7,519,000	81,957
8.375% 7/15/33 (c)	15,931,000	173,648
International Automotive Components Group SA 9.125% 6/1/18 (e)	11,605,000	11,895,125
Lear Corp.:
7.875% 3/15/18	1,400,000	1,508,500
8.125% 3/15/20	1,554,000	1,697,745
Navistar International Corp. 8.25% 11/1/21	7,734,000	8,410,725
Stoneridge, Inc. 9.5% 10/15/17 (e)	4,332,000	4,694,588
Tenneco, Inc.:
6.875% 12/15/20	7,083,000	7,277,783
7.75% 8/15/18	2,867,000	3,003,183
8.125% 11/15/15	16,847,000	17,689,350
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (e)	19,218,000	20,851,530
TRW Automotive, Inc.:
7% 3/15/14 (e)	7,281,000	7,972,695
7.25% 3/15/17 (e)	2,511,000	2,762,100
8.875% 12/1/17 (e)	3,275,000	3,627,063
		225,831,870
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
3.4658% 2/11/14 (h)	$ 21,335,000	$ 21,121,650
4.5% 2/11/14	4,220,000	4,198,900
6.25% 12/1/17	1,024,000	1,033,011
7.5% 9/15/20	17,370,000	18,264,034
8% 3/15/20	24,043,000	25,906,333
Bank of America Corp.:
8% (f)(h)	5,589,000	5,700,780
8.125% (f)(h)	16,007,000	16,407,175
Citigroup Capital XXI 8.3% 12/21/77 (h)	4,089,000	4,206,559
General Motors Acceptance Corp. 6.75% 12/1/14	12,100,000	12,705,000
GMAC LLC:
6.625% 5/15/12	13,748,000	14,075,202
6.625% 5/15/12	3,702,000	3,790,108
6.75% 12/1/14	13,444,000	14,116,200
6.875% 9/15/11	3,438,000	3,455,190
6.875% 8/28/12	3,811,000	3,939,812
7.5% 12/31/13	4,716,000	5,010,750
8% 12/31/18	7,311,000	7,786,215
8% 11/1/31	11,630,000	12,444,100
Wells Fargo & Co. 7.98% (f)(h)	8,241,000	8,797,268
Wells Fargo Capital XIII 7.7% (f)(h)	3,304,000	3,398,990
		186,357,277
Broadcasting - 0.7%
Clear Channel Communications, Inc.:
4.9% 5/15/15	2,524,000	1,956,100
5.5% 12/15/16	3,229,000	2,034,270
9% 3/1/21 (e)	7,452,000	7,042,140
10.75% 8/1/16	8,839,000	7,866,710
Nexstar Broadcasting, Inc.:
7% 1/15/14	2,716,000	2,709,210
7% 1/15/14 pay-in-kind	8,276,000	8,255,310
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	3,105,000	3,260,250
Univision Communications, Inc.:
6.875% 5/15/19 (e)	13,025,000	12,927,313
7.875% 11/1/20 (e)	4,259,000	4,392,094
8.5% 5/15/21 (e)	8,317,000	8,213,038
		58,656,435
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 1.6%
Associated Materials LLC 9.125% 11/1/17	$ 12,647,000	$ 12,773,470
Building Materials Corp. of America 6.75% 5/1/21 (e)	23,230,000	23,694,600
Cemex SA de CV:
5.2458% 9/30/15 (e)(h)	15,185,000	14,122,050
9% 1/11/18 (e)	20,670,000	19,429,800
General Cable Corp.:
2.6208% 4/1/15 (h)	7,564,000	7,308,715
7.125% 4/1/17	10,017,000	10,317,510
Headwaters, Inc. 7.625% 4/1/19	14,851,000	14,071,323
Interline Brands, Inc. 7% 11/15/18	2,381,000	2,452,430
Masco Corp. 7.125% 3/15/20	7,186,000	7,365,650
Masonite International Corp. 8.25% 4/15/21 (e)	3,380,000	3,405,350
Ply Gem Industries, Inc. 8.25% 2/15/18 (e)	21,947,000	21,069,120
Texas Industries, Inc. 9.25% 8/15/20	3,622,000	3,558,615
		139,568,633
Cable TV - 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.5% 4/30/21	33,415,000	33,331,463
7% 1/15/19	33,859,000	34,959,418
7% 1/15/19 (e)	2,952,000	3,040,560
7.875% 4/30/18	6,547,000	7,070,760
8.125% 4/30/20	8,646,000	9,488,985
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (e)	39,806,000	42,293,875
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	21,688,000	25,591,840
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(h)	12,376,000	12,871,040
10.875% 9/15/14 (d)(e)	7,094,000	7,803,400
CSC Holdings LLC:
8.5% 4/15/14	5,936,000	6,648,320
8.625% 2/15/19	4,308,000	4,970,140
DISH DBS Corp. 6.75% 6/1/21 (e)	20,650,000	21,321,125
EchoStar Communications Corp. 7.125% 2/1/16	20,031,000	21,383,093
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (e)	$ 2,795,000	$ 2,878,850
UPCB Finance III Ltd. 6.625% 7/1/20 (e)	51,463,000	51,463,000
		285,115,869
Capital Goods - 0.6%
Amsted Industries, Inc. 8.125% 3/15/18 (e)	7,350,000	7,735,875
Briggs & Stratton Corp. 6.875% 12/15/20	2,784,000	2,951,040
Chart Industries, Inc. 9.125% 10/15/15	6,004,000	6,281,685
Coleman Cable, Inc. 9% 2/15/18	14,696,000	15,247,100
SPX Corp. 7.625% 12/15/14	6,636,000	7,349,370
Terex Corp. 10.875% 6/1/16	9,216,000	10,575,360
		50,140,430
Chemicals - 1.0%
Ashland, Inc. 9.125% 6/1/17	2,582,000	2,924,115
Celanese US Holdings LLC:
5.875% 6/15/21	5,630,000	5,939,650
6.625% 10/15/18	9,255,000	10,064,813
Chemtura Corp. 7.875% 9/1/18	10,347,000	11,097,158
Ferro Corp. 7.875% 8/15/18	3,903,000	4,107,908
Georgia Gulf Corp. 9% 1/15/17 (e)	9,199,000	10,026,910
Kinove German Bondco GmbH 9.625% 6/15/18 (e)	5,130,000	5,386,500
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19	2,936,000	2,980,040
LBI Escrow Corp. 8% 11/1/17 (e)	12,391,000	14,048,916
Nalco Co. 6.625% 1/15/19 (e)	6,053,000	6,809,625
NOVA Chemicals Corp. 8.625% 11/1/19	6,262,000	7,076,060
PolyOne Corp. 7.375% 9/15/20	3,437,000	3,668,998
Solutia, Inc.:
7.875% 3/15/20	2,112,000	2,302,080
8.75% 11/1/17	1,498,000	1,662,780
		88,095,553
Consumer Products - 0.2%
Armored AutoGroup, Inc. 9.25% 11/1/18 (e)	2,311,000	2,259,003
Elizabeth Arden, Inc. 7.375% 3/15/21	3,023,000	3,136,363
NBTY, Inc. 9% 10/1/18	4,513,000	4,806,345
Reddy Ice Corp. 11.25% 3/15/15	6,976,000	7,176,211
Revlon Consumer Products Corp. 9.75% 11/15/15	3,922,000	4,274,980
		21,652,902
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 1.9%
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (e)	$ 1,335,000	$ 1,375,050
9.125% 10/15/20 (e)	4,992,000	5,266,560
Berry Plastics Corp.:
4.9993% 2/15/15 (h)	37,678,000	37,207,025
8.25% 11/15/15	4,137,000	4,405,905
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (e)	10,833,000	11,130,908
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	4,177,000	4,458,948
Graphic Packaging International, Inc. 7.875% 10/1/18	2,726,000	2,964,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (e)	7,737,000	7,562,918
9% 4/15/19 (e)	12,851,000	12,529,725
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (e)	28,676,000	27,744,030
8.25% 2/15/21 (e)	22,914,000	21,310,020
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg):
7.875% 8/15/19 (e)(g)	8,205,000	8,338,742
9.875% 8/15/19 (e)(g)	14,630,000	14,849,450
Solo Cup Co. 8.5% 2/15/14	5,348,000	5,027,120
		164,170,926
Diversified Financial Services - 7.2%
Aircastle Ltd. 9.75% 8/1/18	3,829,000	4,231,045
CIT Group, Inc.:
6.625% 4/1/18 (e)	5,000,000	5,250,000
7% 5/1/14	3,547,351	3,573,956
7% 5/4/15 (e)	27,463,000	27,565,986
7% 5/2/16 (e)	104,870,000	105,001,031
7% 5/2/17 (e)	83,039,000	83,142,799
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	21,379,000	22,180,713
8% 1/15/18	54,169,000	55,929,493
Ineos Finance PLC 9% 5/15/15 (e)	5,998,000	6,402,865
International Lease Finance Corp.:
5.625% 9/20/13	6,328,000	6,454,560
5.65% 6/1/14	3,798,000	3,854,970
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.75% 5/15/16	$ 11,025,000	$ 10,887,188
5.875% 5/1/13	5,475,000	5,625,563
6.25% 5/15/19	19,190,000	19,155,554
6.625% 11/15/13	11,110,000	11,554,400
6.75% 9/1/16 (e)	5,506,000	5,863,890
7.125% 9/1/18 (e)	29,553,000	31,621,710
8.25% 12/15/20	14,326,000	15,901,860
8.625% 9/15/15	63,985,000	71,663,200
8.75% 3/15/17	37,296,000	41,771,520
8.875% 9/1/17	25,430,000	28,545,175
Penson Worldwide, Inc. 12.5% 5/15/17 (e)	18,605,000	17,349,163
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (e)	2,636,000	2,863,487
SLM Corp.:
6.25% 1/25/16	5,155,000	5,374,088
8% 3/25/20	25,393,000	27,614,888
8.45% 6/15/18	9,235,000	10,328,008
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18	6,074,000	6,901,279
		636,608,391
Diversified Media - 0.5%
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	7,580,000	8,281,150
Entravision Communication Corp. 8.75% 8/1/17	7,872,000	8,245,920
Liberty Media Corp.:
8.25% 2/1/30	5,658,000	5,558,985
8.5% 7/15/29	3,876,000	3,856,620
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (e)	9,435,000	10,001,100
11.5% 5/1/16	7,515,000	8,754,975
		44,698,750
Electric Utilities - 5.2%
Calpine Corp.:
7.5% 2/15/21 (e)	72,623,000	75,164,805
7.875% 7/31/20 (e)	24,158,000	25,547,085
7.875% 1/15/23 (e)	35,945,000	37,472,663
CMS Energy Corp. 8.75% 6/15/19	3,516,000	4,348,589
Energy Future Holdings Corp. 10% 1/15/20	14,055,000	14,652,338
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	$ 44,442,000	$ 46,552,995
11% 10/1/21 (e)	18,381,000	17,829,570
GenOn Energy, Inc.:
9.5% 10/15/18	38,654,000	40,586,700
9.875% 10/15/20	41,077,000	43,438,928
Intergen NV 9% 6/30/17 (e)	25,892,000	27,316,060
Mirant Americas Generation LLC:
8.5% 10/1/21	18,817,000	19,240,383
9.125% 5/1/31	14,621,000	14,621,000
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (e)	1,868,000	2,064,140
NRG Energy, Inc.:
7.625% 5/15/19 (e)	12,145,000	12,448,625
7.875% 5/15/21 (e)	12,145,000	12,145,000
NSG Holdings II, LLC 7.75% 12/15/25 (e)	6,149,000	6,087,510
Puget Energy, Inc. 6% 9/1/21 (e)	12,615,000	12,615,000
RRI Energy, Inc. 7.875% 6/15/17	14,506,000	14,578,530
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,551,584	1,621,405
The AES Corp.:
7.375% 7/1/21 (e)	9,520,000	9,853,200
8% 10/15/17	16,106,000	17,313,950
9.75% 4/15/16	3,806,000	4,357,870
TXU Corp. 6.5% 11/15/24	5,323,000	2,342,120
		462,198,466
Energy - 8.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19 (g)	9,120,000	9,154,656
6.5% 5/20/21	4,207,000	4,333,210
Antero Resources Finance Corp. 7.25% 8/1/19 (e)	18,240,000	18,513,600
Aquilex Holdings LLC/Aquilex Finance Corp. 11.125% 12/15/16	2,600,000	2,496,000
ATP Oil & Gas Corp. 11.875% 5/1/15	62,959,000	63,903,385
Berry Petroleum Co.:
8.25% 11/1/16	3,555,000	3,714,975
10.25% 6/1/14	2,294,000	2,626,630
Calfrac Holdings LP 7.5% 12/1/20 (e)	6,332,000	6,521,960
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/1/19 (e)	3,710,000	3,816,848
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Carrizo Oil & Gas, Inc. 8.625% 10/15/18	$ 4,296,000	$ 4,575,240
Chesapeake Energy Corp.:
6.125% 2/15/21	10,550,000	11,024,750
6.875% 11/15/20	3,375,000	3,661,875
9.5% 2/15/15	11,231,000	13,196,425
Concho Resources, Inc. 7% 1/15/21	2,626,000	2,836,080
Continental Resources, Inc.:
7.125% 4/1/21	2,445,000	2,616,150
7.375% 10/1/20	3,587,000	3,873,960
Covanta Holding Corp. 7.25% 12/1/20	10,288,000	11,168,406
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (e)	5,005,000	4,979,975
Denbury Resources, Inc.:
8.25% 2/15/20	7,817,000	8,608,080
9.75% 3/1/16	1,697,000	1,892,155
Drummond Co., Inc. 7.375% 2/15/16	11,951,000	12,339,408
Edgen Murray Corp. 12.25% 1/15/15	31,350,000	31,585,125
Energy Partners Ltd. 8.25% 2/15/18 (e)	3,623,000	3,514,310
Energy Transfer Equity LP 7.5% 10/15/20	35,480,000	38,141,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	51,574,000	51,574,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	12,315,000	11,883,975
Forest Oil Corp. 7.25% 6/15/19	18,467,000	19,067,178
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (e)	4,587,000	4,781,948
Frontier Oil Corp. 6.875% 11/15/18	3,686,000	3,934,805
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	11,066,000	11,619,300
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (e)	3,786,000	4,013,160
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	5,379,000	5,379,000
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (e)	34,971,000	35,670,420
7% 10/1/18	14,684,000	14,904,260
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (e)	10,850,000	10,795,750
7.75% 2/1/21 (e)	14,292,000	15,220,980
8.625% 4/15/20	21,983,000	24,346,173
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (e)	4,137,000	4,550,700
Offshore Group Investment Ltd. 11.5% 8/1/15	12,093,000	13,332,533
Oil States International, Inc. 6.5% 6/1/19 (e)	8,530,000	8,743,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
OPTI Canada, Inc.:
7.875% 12/15/14 (c)	$ 3,182,000	$ 2,052,390
8.25% 12/15/14 (c)	25,939,000	16,795,503
9% 12/15/12 (e)	1,266,000	1,299,296
9.75% 8/15/13 (e)	6,433,000	6,593,825
Parker Drilling Co. 9.125% 4/1/18	2,897,000	3,099,790
Petrohawk Energy Corp.:
7.25% 8/15/18	11,338,000	13,180,425
7.875% 6/1/15	5,099,000	5,519,668
Petroleum Development Corp. 12% 2/15/18	8,199,000	9,141,885
Pioneer Drilling Co. 9.875% 3/15/18	8,092,000	8,678,670
Pioneer Natural Resources Co. 6.65% 3/15/17	2,611,000	2,859,045
Plains Exploration & Production Co.:
6.625% 5/1/21	35,000,000	36,400,000
7% 3/15/17	17,840,000	18,553,600
7.625% 6/1/18	1,616,000	1,737,200
7.625% 4/1/20	6,256,000	6,740,840
10% 3/1/16	12,832,000	14,436,000
Precision Drilling Corp. 6.5% 12/15/21 (e)	2,020,000	2,060,400
Quicksilver Resources, Inc.:
7.125% 4/1/16	1,248,000	1,254,240
11.75% 1/1/16	5,261,000	6,076,455
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	7,529,000	7,952,883
SESI LLC 6.375% 5/1/19 (e)	14,565,000	14,783,475
Southwestern Energy Co. 7.5% 2/1/18	3,465,000	3,993,413
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,431,000	6,623,930
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (e)	5,437,000	5,504,963
7.875% 10/15/18 (e)	7,826,000	8,178,170
Thermon Industries, Inc. 9.5% 5/1/17	1,268,000	1,356,760
Venoco, Inc.:
8.875% 2/15/19	6,941,000	7,183,935
11.5% 10/1/17	7,216,000	7,991,720
		728,960,116
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14	$ 2,050,000	$ 2,275,500
Clean Harbors, Inc. 7.625% 8/15/16	2,586,000	2,747,625
		5,023,125
Food & Drug Retail - 1.7%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (e)	23,658,000	24,131,160
Rite Aid Corp.:
6.875% 8/15/13	6,839,000	6,633,830
7.5% 3/1/17	19,711,000	20,105,220
8% 8/15/20	6,614,000	7,325,005
9.375% 12/15/15	12,905,000	12,324,275
9.5% 6/15/17	51,543,000	47,677,275
9.75% 6/12/16	3,314,000	3,661,970
10.25% 10/15/19	3,738,000	4,167,870
10.375% 7/15/16	12,776,000	13,734,200
Tops Markets LLC 10.125% 10/15/15	6,471,000	6,867,349
		146,628,154
Food/Beverage/Tobacco - 0.7%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	10,055,000	10,155,550
C&S Group Enterprises LLC 8.375% 5/1/17 (e)	33,904,000	35,175,400
Dean Foods Co.:
7% 6/1/16	3,415,000	3,380,850
9.75% 12/15/18 (e)	6,668,000	7,134,760
Smithfield Foods, Inc. 10% 7/15/14	5,701,000	6,655,918
		62,502,478
Gaming - 0.9%
Ameristar Casinos, Inc. 7.5% 4/15/21 (e)	16,225,000	16,874,000
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,189,000	8,983,333
MGM Mirage, Inc.:
6.625% 7/15/15	9,038,000	8,744,265
7.5% 6/1/16	5,538,000	5,427,240
7.625% 1/15/17	5,776,000	5,660,480
9% 3/15/20	4,313,000	4,787,430
10% 11/1/16 (e)	4,953,000	5,361,623
10.375% 5/15/14	1,588,000	1,814,290
11.125% 11/15/17	1,914,000	2,205,885
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (e)	$ 3,012,000	$ 2,981,880
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	13,877,000	15,351,431
		78,191,857
Healthcare - 7.2%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (e)	4,669,000	4,984,158
Alere, Inc. 9% 5/15/16	4,366,000	4,546,098
Apria Healthcare Group, Inc. 11.25% 11/1/14	7,481,000	7,630,620
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (h)	17,524,000	19,188,780
Carriage Services, Inc. 7.875% 1/15/15	2,524,000	2,555,550
CDRT Merger Sub, Inc. 8.125% 6/1/19 (e)	35,915,000	35,915,000
Community Health Systems, Inc. 8.875% 7/15/15	26,295,000	27,149,588
DaVita, Inc.:
6.375% 11/1/18	5,041,000	5,123,168
6.625% 11/1/20	4,361,000	4,448,220
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16	6,021,000	6,412,365
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (e)	7,143,000	7,446,578
Giant Funding Corp. 8.25% 2/1/18 (e)	10,660,000	11,299,600
HCA Holdings, Inc. 7.75% 5/15/21 (e)	79,432,000	80,424,900
HCA, Inc.:
5.75% 3/15/14	3,525,000	3,595,500
6.25% 2/15/13	1,746,000	1,807,110
6.375% 1/15/15	1,144,000	1,165,393
6.5% 2/15/20	30,395,000	30,887,399
6.75% 7/15/13	1,746,000	1,820,205
7.25% 9/15/20	2,079,000	2,208,938
7.5% 11/6/33	2,199,000	1,984,598
7.875% 2/15/20	14,144,000	15,240,160
8.5% 4/15/19	7,992,000	8,781,210
9.25% 11/15/16	16,051,000	17,134,443
9.625% 11/15/16 pay-in-kind (h)	14,270,000	15,268,900
9.875% 2/15/17	1,215,000	1,363,838
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (e)	36,965,000	36,181,342
Inverness Medical Innovations, Inc. 7.875% 2/1/16	7,893,000	8,050,860
Kindred Escrow Corp. 8.25% 6/1/19 (e)	4,495,000	4,405,100
LifePoint Hospitals, Inc. 6.625% 10/1/20	3,641,000	3,695,615
Mylan, Inc.:
6% 11/15/18 (e)	28,740,000	29,314,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Mylan, Inc.: - continued
7.625% 7/15/17 (e)	$ 3,770,000	$ 4,071,600
7.875% 7/15/20 (e)	6,803,000	7,551,330
Omega Healthcare Investors, Inc.:
6.75% 10/15/22	22,301,000	22,691,268
7% 1/15/16	4,725,000	4,890,375
7.5% 2/15/20	8,934,000	9,514,710
Rotech Healthcare, Inc.:
10.5% 3/15/18	3,057,000	3,003,503
10.75% 10/15/15	7,566,000	8,303,685
Stewart Enterprises, Inc. 6.5% 4/15/19	6,280,000	6,311,400
Tenet Healthcare Corp.:
6.875% 11/15/31	4,702,000	3,902,660
8.875% 7/1/19	9,725,000	10,783,080
Valeant Pharmaceuticals International:
6.5% 7/15/16 (e)	10,766,000	10,550,680
6.75% 10/1/17 (e)	728,000	709,800
6.75% 8/15/21 (e)	21,236,000	20,068,020
6.875% 12/1/18 (e)	32,205,000	31,399,875
7% 10/1/20 (e)	10,255,000	9,998,625
7.25% 7/15/22 (e)	11,781,000	11,427,570
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75% 2/1/19	8,471,000	8,640,420
Vanguard Health Systems, Inc. 0% 2/1/16	2,668,000	1,760,880
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (h)	59,227,000	61,892,215
		637,501,732
Homebuilders/Real Estate - 1.1%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	7,645,000	7,817,013
11.625% 6/15/17	16,463,000	19,097,080
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16	3,442,000	3,269,900
KB Home 6.25% 6/15/15	3,329,000	3,137,583
Realogy Corp.:
7.875% 2/15/19 (e)	11,972,000	11,792,420
11.5% 4/15/17	10,526,000	10,631,260
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	5,636,000	5,720,540
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Standard Pacific Corp.:
8.375% 5/15/18	$ 20,467,000	$ 20,518,168
8.375% 1/15/21	16,639,000	16,514,208
		98,498,172
Hotels - 0.8%
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (e)	31,425,000	30,717,938
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (e)	18,405,000	18,773,100
6.875% 11/1/14	9,086,000	9,290,435
9% 5/15/17	5,296,000	5,958,000
Host Marriott LP 6.375% 3/15/15	2,540,000	2,628,900
		67,368,373
Leisure - 0.7%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18	2,687,000	2,922,113
Dave & Buster's Parent, Inc. 0% 2/15/16 (e)	10,626,000	6,588,120
Equinox Holdings, Inc. 9.5% 2/1/16 (e)	5,713,000	6,055,780
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	9,820,000	10,703,800
NCL Corp. Ltd.:
9.5% 11/15/18 (e)	3,010,000	3,303,475
11.75% 11/15/16	9,650,000	11,194,000
Royal Caribbean Cruises Ltd.:
11.875% 7/15/15	10,396,000	12,839,060
yankee 7.25% 6/15/16	1,253,000	1,350,108
Vail Resorts, Inc. 6.5% 5/1/19 (e)	4,795,000	4,890,900
		59,847,356
Metals/Mining - 1.8%
Aleris International, Inc. 7.625% 2/15/18 (e)	3,500,000	3,543,750
Alpha Natural Resources, Inc.:
6% 6/1/19	17,425,000	17,860,625
6.25% 6/1/21	10,010,000	10,260,250
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25% 5/1/18 (e)	2,990,000	2,975,050
Arch Coal, Inc.:
7.25% 10/1/20	1,512,000	1,595,160
8.75% 8/1/16	4,140,000	4,595,400
Calcipar SA 6.875% 5/1/18 (e)	4,205,000	4,241,584
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
CONSOL Energy, Inc.:
8% 4/1/17	$ 22,295,000	$ 24,497,746
8.25% 4/1/20	23,790,000	26,378,352
Drummond Co., Inc. 9% 10/15/14 (e)	4,305,000	4,531,013
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (e)	11,961,000	12,154,768
6.875% 2/1/18 (e)	9,553,000	9,911,238
7% 11/1/15 (e)	18,869,000	19,599,230
Novelis, Inc. 8.375% 12/15/17	7,339,000	8,036,205
Peabody Energy Corp. 7.375% 11/1/16	2,137,000	2,409,468
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (e)	3,873,000	4,047,285
SunCoke Energy, Inc. 7.625% 8/1/19 (e)	2,835,000	2,898,788
		159,535,912
Paper - 1.3%
ABI Escrow Corp. 10.25% 10/15/18 (e)	16,606,000	18,266,600
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	4,278,000	4,523,985
Glatfelter 7.125% 5/1/16	2,691,000	2,778,458
Mercer International, Inc. 9.5% 12/1/17	3,611,000	3,854,743
NewPage Corp. 11.375% 12/31/14	71,569,000	64,412,100
Sappi Papier Holding AG 6.625% 4/15/21 (e)	4,955,000	4,843,513
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,563,000	2,729,595
Xerium Technologies, Inc. 8.875% 6/15/18 (e)	15,260,000	14,840,350
		116,249,344
Publishing/Printing - 0.5%
American Reprographics Co. 10.5% 12/15/16	4,140,000	4,181,400
Cadmus Communications Corp. 8.375% 6/15/14	3,980,000	3,621,800
Cenveo Corp.:
7.875% 12/1/13	14,761,000	14,059,853
10.5% 8/15/16 (e)	14,881,000	14,657,785
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	7,759,000	6,653,343
		43,174,181
Railroad - 0.1%
Kansas City Southern de Mexico SA de CV 12.5% 4/1/16	1,763,000	2,102,378
Kansas City Southern Railway Co. 8% 6/1/15	3,228,000	3,470,100
		5,572,478
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	6,781,000	6,806,361
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
DineEquity, Inc. 9.5% 10/30/18	$ 29,966,000	$ 32,887,685
Landry's Restaurants, Inc.:
11.625% 12/1/15	3,334,000	3,617,390
11.625% 12/1/15 (e)	1,872,000	2,031,120
Landrys Holdings, Inc. 11.5% 6/1/14 (e)	6,022,000	6,022,000
Roadhouse Financing, Inc. 10.75% 10/15/17	6,901,000	7,125,283
		58,489,839
Services - 2.0%
ARAMARK Corp. 3.7733% 2/1/15 (h)	21,751,000	21,370,358
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7608% 5/15/14 (h)	5,296,000	5,123,880
7.625% 5/15/14	4,806,000	4,902,120
7.75% 5/15/16	4,435,000	4,529,022
9.625% 3/15/18	14,758,000	16,049,325
Corrections Corp. of America 6.25% 3/15/13	2,597,000	2,600,246
Hertz Corp. 6.75% 4/15/19 (e)	5,103,000	5,077,485
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	58,983,000	61,342,320
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	34,412,000	36,132,600
The Geo Group, Inc.:
6.625% 2/15/21 (e)	1,697,000	1,705,485
7.75% 10/15/17	2,306,000	2,473,185
United Rentals North America, Inc. 9.25% 12/15/19	4,695,000	5,252,531
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (e)	7,320,000	7,576,200
		174,134,757
Shipping - 1.6%
Aguila 3 SA 7.875% 1/31/18 (e)	5,651,000	5,764,020
CEVA Group PLC 8.375% 12/1/17 (e)	4,824,000	4,878,511
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17	31,707,000	30,121,650
8.625% 11/1/17 (e)	11,120,000	10,564,000
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (e)	26,346,000	24,501,780
8.875% 11/1/17	14,382,000	14,238,180
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19 (e)	2,930,000	2,812,800
Ship Finance International Ltd. 8.5% 12/15/13	16,348,000	16,470,610
Swift Services Holdings, Inc. 10% 11/15/18	5,954,000	6,474,975
Teekay Corp. 8.5% 1/15/20	7,565,000	7,914,503
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	$ 6,576,000	$ 6,559,560
Western Express, Inc. 12.5% 4/15/15 (e)	7,833,000	7,323,855
		137,624,444
Steel - 0.4%
Aperam:
7.375% 4/1/16 (e)	2,670,000	2,656,650
7.75% 4/1/18 (e)	2,195,000	2,184,025
Atkore International, Inc. 9.875% 1/1/18 (e)	4,042,000	4,274,415
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	8,556,000	8,598,780
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	8,535,000	8,855,063
Severstal Columbus LLC 10.25% 2/15/18	7,816,000	8,656,220
Steel Dynamics, Inc. 7.625% 3/15/20	3,836,000	4,114,110
		39,339,263
Super Retail - 1.7%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (e)(g)	4,285,000	4,370,700
Asbury Automotive Group, Inc.:
7.625% 3/15/17	16,277,000	16,236,308
8.375% 11/15/20 (e)	2,572,000	2,655,590
Claire's Escrow Corp. 8.875% 3/15/19 (e)	5,420,000	5,081,250
J. Crew Group, Inc. 8.125% 3/1/19 (e)	44,462,000	43,016,985
Limited Brands, Inc. 6.625% 4/1/21	17,385,000	17,972,613
Ltd. Brands, Inc. 7% 5/1/20	3,907,000	4,160,955
Michaels Stores, Inc. 7.75% 11/1/18	17,031,000	16,860,690
NBC Acquisition Corp. 11% 3/15/13	1,913,000	133,910
Rent-A-Center, Inc. 6.625% 11/15/20	5,036,000	5,036,000
Sonic Automotive, Inc.:
8.625% 8/15/13	1,949,000	1,958,745
9% 3/15/18	2,436,000	2,576,070
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	21,942,000	24,684,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	2,710,000	2,899,700
Toys 'R' Us, Inc. 7.375% 9/1/16 (e)	4,262,000	4,347,240
		151,991,506
Technology - 6.4%
Amkor Technology, Inc. 7.375% 5/1/18	3,484,000	3,597,230
Avaya, Inc.:
7% 4/1/19 (e)	90,955,000	88,794,819
9.75% 11/1/15	10,336,000	10,542,720
10.125% 11/1/15 pay-in-kind (h)	61,131,000	62,659,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
CDW Escrow Corp. 8.5% 4/1/19 (e)	$ 38,345,000	$ 37,769,825
CDW LLC/CDW Finance Corp.:
8% 12/15/18 (e)	11,311,000	11,904,828
12.535% 10/12/17	60,720,000	65,729,400
Ceridian Corp.:
11.25% 11/15/15	7,251,000	7,341,638
12.25% 11/15/15 pay-in-kind (h)	2,245,000	2,312,350
CommScope, Inc. 8.25% 1/15/19 (e)	10,323,000	10,877,345
Eastman Kodak Co.:
9.75% 3/1/18 (e)	3,035,000	2,519,050
10.625% 3/15/19 (e)	3,035,000	2,534,225
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,692,000	2,853,520
7.875% 7/15/20	3,590,000	3,814,375
First Data Corp.:
7.375% 6/15/19 (e)	25,075,000	25,200,375
8.25% 1/15/21 (e)	11,593,000	11,361,140
8.75% 1/15/22 pay-in-kind (e)(h)	11,476,000	11,246,480
9.875% 9/24/15	1,697,000	1,713,970
10.55% 9/24/15 pay-in-kind (h)	929,578	938,446
12.625% 1/15/21 (e)	14,718,000	15,601,080
Freescale Semiconductor, Inc.:
8.05% 2/1/20 (e)	43,375,000	43,591,875
9.25% 4/15/18 (e)	13,687,000	14,987,265
10.125% 3/15/18 (e)	15,085,000	16,800,165
10.75% 8/1/20 (e)	2,110,000	2,363,200
Jabil Circuit, Inc. 5.625% 12/15/20	2,705,000	2,671,188
Lucent Technologies, Inc.:
6.45% 3/15/29	39,057,000	35,248,943
6.5% 1/15/28	5,456,000	4,910,400
NXP BV/NXP Funding LLC:
9.75% 8/1/18 (e)	3,857,000	4,348,768
10% 7/15/13 (e)	5,731,000	6,418,720
Sanmina-SCI Corp. 7% 5/15/19 (e)	17,045,000	16,618,875
Seagate HDD Cayman 7.75% 12/15/18 (e)	8,331,000	8,768,378
Serena Software, Inc. 10.375% 3/15/16	3,157,000	3,303,011
Spansion LLC 7.875% 11/15/17 (e)	4,727,000	4,868,810
SunGard Data Systems, Inc.:
7.375% 11/15/18	3,967,000	4,046,340
7.625% 11/15/20	982,000	1,001,640
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.: - continued
10.625% 5/15/15	$ 2,104,000	$ 2,288,100
Unisys Corp.:
12.5% 1/15/16	4,058,000	4,443,510
12.75% 10/15/14 (e)	447,000	522,990
Viasystems, Inc. 12% 1/15/15 (e)	9,713,000	10,660,018
		567,174,287
Telecommunications - 9.4%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	16,002,000	15,521,940
Citizens Communications Co.:
7.125% 3/15/19	2,507,000	2,604,146
7.875% 1/15/27	5,436,000	5,272,920
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	20,639,000	21,000,183
Clearwire Escrow Corp. 12% 12/1/15 (e)	12,665,000	13,108,275
Cricket Communications, Inc.:
7.75% 10/15/20	52,465,000	51,809,188
7.75% 10/15/20 (e)	16,435,000	16,188,475
10% 7/15/15	8,611,000	9,299,880
Digicel Group Ltd.:
8.25% 9/1/17 (e)	2,177,000	2,258,638
8.875% 1/15/15 (e)	30,099,000	30,550,485
9.125% 1/15/15 pay-in-kind (e)(h)	4,685,000	4,755,275
10.5% 4/15/18 (e)	21,028,000	23,498,790
Dycom Investments, Inc. 7.125% 1/15/21	3,755,000	3,830,100
Frontier Communications Corp.:
7.875% 4/15/15	4,172,000	4,516,190
8.25% 5/1/14	8,846,000	9,785,445
8.25% 4/15/17	24,234,000	26,717,985
8.5% 4/15/20	58,500,000	64,496,250
8.75% 4/15/22	14,445,000	15,906,834
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (e)	22,535,000	22,760,350
7.5% 4/1/21 (e)	25,120,000	25,496,800
8.5% 11/1/19	4,411,000	4,719,770
9.5% 6/15/16	1,876,000	1,969,800
Intelsat Ltd. 11.25% 6/15/16	11,069,000	11,733,140
Intelsat Luxembourg SA:
11.25% 2/4/17	19,258,000	20,606,060
11.5% 2/4/17 pay-in-kind (h)	62,900,000	67,774,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
MetroPCS Wireless, Inc. 6.625% 11/15/20	$ 11,495,000	$ 11,537,532
Nextel Communications, Inc.:
5.95% 3/15/14	4,041,000	4,053,628
6.875% 10/31/13	4,446,000	4,465,451
7.375% 8/1/15	47,218,000	47,218,000
Qwest Communications International, Inc.:
7.125% 4/1/18	6,722,000	7,192,540
8% 10/1/15	9,645,000	10,488,938
Sprint Capital Corp.:
6.875% 11/15/28	15,954,000	15,076,530
6.9% 5/1/19	66,903,000	68,408,318
8.75% 3/15/32	6,616,000	7,161,820
Sprint Nextel Corp.:
6% 12/1/16	28,743,000	28,743,000
8.375% 8/15/17	6,756,000	7,347,150
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)	3,821,000	3,950,150
7.748% 2/2/21 (e)	12,961,000	13,349,830
Wind Acquisition Finance SA:
7.25% 2/15/18 (e)	9,934,000	9,909,165
11.75% 7/15/17 (e)	48,808,000	54,176,880
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(h)	34,725,161	38,359,969
Windstream Corp.:
7% 3/15/19	3,569,000	3,631,458
7.75% 10/15/20	842,000	892,520
7.75% 10/1/21	12,000,000	12,780,000
8.125% 9/1/18	5,427,000	5,766,188
		830,690,736
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	39,572,000	39,275,210
Phillips-Van Heusen Corp. 7.375% 5/15/20	4,174,000	4,492,268
		43,767,478
TOTAL NONCONVERTIBLE BONDS		6,731,774,635
TOTAL CORPORATE BONDS (Cost $6,754,687,559)		6,743,682,612
Common Stocks - 2.0%
	Shares	Value
Automotive - 0.8%
Accuride Corp. (a)	158,800	$ 1,818,260
Dana Holding Corp. (a)	532,900	8,883,443
Delphi Corp. Class B (a)	1,000	24,000,000
Exide Technologies (a)	250,000	1,790,000
General Motors Co.	167,000	4,622,560
General Motors Co.:
warrants 7/10/16 (a)	174,545	3,286,682
warrants 7/10/19 (a)	174,545	2,372,067
Group 1 Automotive, Inc.	101,000	4,810,630
Tenneco, Inc. (a)	181,800	7,261,092
TRW Automotive Holdings Corp. (a)	219,100	11,057,977
		69,902,711
Banks & Thrifts - 0.1%
CIT Group, Inc. (a)	153,000	6,080,220
Building Materials - 0.2%
Nortek, Inc. (a)	544,700	17,021,875
Nortek, Inc. warrants 12/7/14 (a)	10,000	80,000
		17,101,875
Capital Goods - 0.1%
General Cable Corp. (a)	148,600	5,909,822
Remy International, Inc. (a)	93,400	2,381,700
Walter Energy, Inc.	43,200	5,295,024
		13,586,546
Chemicals - 0.4%
Celanese Corp. Class A	115,800	6,384,054
Georgia Gulf Corp. (a)	429,800	8,613,192
LyondellBasell Industries NV Class A	462,800	18,262,088
		33,259,334
Diversified Financial Services - 0.0%
Citigroup, Inc.	102,170	3,917,198
Energy - 0.2%
Chesapeake Energy Corp.	318,900	10,954,215
Denbury Resources, Inc. (a)	238,200	4,602,024
		15,556,239
Homebuilders/Real Estate - 0.0%
Sabra Health Care REIT, Inc.	44,100	635,481
Leisure - 0.0%
Cedar Fair LP (depository unit)	80,000	1,595,200
Common Stocks - continued
	Shares	Value
Metals/Mining - 0.1%
Aleris International, Inc. (a)(i)	46,900	$ 2,860,900
Teck Resources Ltd. Class B (sub. vtg.)	88,300	4,375,259
		7,236,159
Shipping - 0.1%
DeepOcean Group Holding A/S (e)	419,352	6,661,797
Navios Maritime Holdings, Inc.	771,100	3,323,441
		9,985,238
Technology - 0.0%
Flextronics International Ltd. (a)	179,200	1,155,840
Spansion, Inc. Class A (a)	45,300	823,554
		1,979,394
TOTAL COMMON STOCKS (Cost $197,663,889)		180,835,595
Preferred Stocks - 2.3%

Convertible Preferred Stocks - 1.4%
Automotive - 0.2%
General Motors Co. 4.75%	352,100	16,270,541
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	17,800	17,350,194
Fifth Third Bancorp 8.50%	40,200	5,674,632
Huntington Bancshares, Inc. 8.50%	18,781	21,410,340
Wells Fargo & Co. 7.50%	25,000	26,542,500
		70,977,666
Diversified Financial Services - 0.1%
2010 Swift Mandatory Common Exchange Security Trust 6.00% (e)	136,900	1,564,247
Citigroup, Inc. 7.50%	27,100	3,039,265
		4,603,512
Diversified Media - 0.2%
Interpublic Group of Companies, Inc. 5.25%	20,000	19,788,800
Electric Utilities - 0.1%
PPL Corp. 8.75%	88,900	4,739,481
Homebuilders/Real Estate - 0.0%
Health Care REIT, Inc. Series I, 6.50%	60,300	3,173,288
TOTAL CONVERTIBLE PREFERRED STOCKS		119,553,288
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.4%
GMAC LLC 7.00% (e)	42,000	$ 37,590,000
Diversified Financial Services - 0.5%
Citigroup Capital XII 8.50%	184,200	4,739,466
Citigroup Capital XIII 7.875%	190,900	5,167,663
GMAC Capital Trust I Series 2, 8.125%	1,384,300	35,465,766
		45,372,895
TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,962,895
TOTAL PREFERRED STOCKS (Cost $208,385,126)		202,516,183
Floating Rate Loans - 13.0%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 3.5003% 12/3/14 (h)	$ 37,899,000	37,283,141
Air Transportation - 0.9%
United Air Lines, Inc. Tranche B, term loan 2.1875% 2/1/14 (h)	13,926,000	13,264,515
US Airways Group, Inc. term loan 2.6873% 3/23/14 (h)	77,013,403	69,504,596
		82,769,111
Automotive - 0.4%
Delphi Corp. Tranche B, term loan 3.5% 3/31/17 (h)	2,745,395	2,759,122
Federal-Mogul Corp.:
Tranche B, term loan 2.1275% 12/27/14 (h)	20,008,667	19,008,234
Tranche C, term loan 2.1275% 12/27/15 (h)	10,208,686	9,647,209
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.94% 4/30/14 (h)	3,907,000	3,760,488
		35,175,053
Broadcasting - 0.9%
Univision Communications, Inc. term loan 4.4373% 3/31/17 (h)	80,366,350	75,946,201
VNU, Inc. Tranche C, term loan 3.4358% 5/1/16 (h)	3,089,397	3,077,812
		79,024,013
Cable TV - 0.1%
CCO Holdings, LLC Tranche 3LN, term loan 2.6873% 9/6/14 (h)	7,656,000	7,426,320
Floating Rate Loans - continued
	Principal Amount	Value
Capital Goods - 0.3%
SRAM LLC.:
2nd LN, term loan 8.5% 12/7/18 (h)	$ 3,210,000	$ 3,210,000
Tranche B 1LN, term loan 4.7665% 6/7/18 (h)	9,880,000	9,867,650
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (h)	8,951,020	8,951,020
		22,028,670
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.6875% 5/15/15 (h)	7,510,677	7,379,240
Tronox, Inc. Tranche B, term loan 7% 10/21/15 (h)	8,774,905	8,851,685
		16,230,925
Consumer Products - 0.1%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (h)	4,933,635	4,902,800
Containers - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.2608% 4/3/15 (h)	6,992,486	6,572,937
Diversified Financial Services - 0.0%
International Lease Finance Corp. Tranche 2LN, term loan 7% 3/17/16 (h)	4,259,000	4,301,590
Electric Utilities - 1.2%
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4958% 12/15/14 (h)	10,072,000	9,669,120
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (h)	127,736,470	95,642,682
		105,311,802
Energy - 0.3%
CCS, Inc. Tranche B, term loan 3.2458% 11/14/14 (h)	6,069,552	5,793,387
Frac Tech Holdings LLC Tranche B, term loan 6.25% 5/6/16 (h)	24,679,324	24,588,010
		30,381,397
Food & Drug Retail - 0.1%
Rite Aid Corp. Tranche ABL, term loan 1.94% 6/4/14 (h)	6,222,207	5,911,097
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (h)	4,567,000	4,601,253
		10,512,350
Food/Beverage/Tobacco - 0.1%
Del Monte Foods Co. Tranche B, term loan 4.5% 3/8/18 (h)	6,890,000	6,864,163
Floating Rate Loans - continued
	Principal Amount	Value
Gaming - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (h)	$ 9,186,975	$ 9,186,975
Harrah's Entertainment, Inc. Tranche B4, term loan 9.5% 10/31/16 (h)	1,456,606	1,518,512
		10,705,487
Healthcare - 0.7%
Community Health Systems, Inc.:
term loan 3.754% 1/25/17 (h)	2,959,093	2,899,911
Tranche B, term loan 2.504% 7/25/14 (h)	18,210,532	17,641,453
Tranche DD, term loan 2.504% 7/25/14 (h)	935,700	906,460
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (h)	13,017,375	12,919,745
HCA, Inc.:
Tranche B2, term loan 3.4958% 3/31/17 (h)	6,386,000	6,218,687
Tranche B3, term loan 3.4958% 5/1/18 (h)	8,514,000	8,279,865
IASIS Healthcare LLC Tranche B, term loan 5% 5/3/18 (h)	4,259,325	4,216,732
VWR Funding, Inc. term loan 2.6873% 6/29/14 (h)	7,033,175	6,857,345
		59,940,198
Homebuilders/Real Estate - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.1856% 10/10/13 (h)	645,755	613,467
Credit-Linked Deposit 4.4356% 10/10/16 (h)	460,685	418,072
term loan 4.5183% 10/10/16 (h)	6,472,000	5,873,340
Tranche B, term loan 3.2683% 10/10/13 (h)	5,446,630	5,174,299
Tranche DD, term loan 3.2683% 10/10/13 (h)	15,623,490	14,842,316
		26,921,494
Publishing/Printing - 0.5%
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (h)	54,474,018	47,800,951
Restaurants - 0.4%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.4985% 6/14/13 (h)	2,962,000	2,850,925
term loan 2.5% 6/14/14 (h)	30,308,968	29,172,382
		32,023,307
Services - 0.2%
ServiceMaster Co.:
term loan 2.7051% 7/24/14 (h)	12,467,067	12,077,472
Tranche DD, term loan 2.69% 7/24/14 (h)	1,263,420	1,223,938
		13,301,410
Floating Rate Loans - continued
	Principal Amount	Value
Shipping - 0.0%
Trico Shipping AS:
Tranche A, term loan 10% 5/13/14 (h)	$ 1,158,324	$ 1,158,324
Tranche D, term loan 1% 5/13/14 (h)(j)	1,158,324	1,158,324
		2,316,648
Specialty Retailing - 0.1%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5% 10/31/13 (h)	7,175,997	7,014,537
Tranche B2, term loan 4.75% 7/31/16 (h)	6,155,984	6,109,814
		13,124,351
Super Retail - 0.7%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (h)	59,155,319	58,120,101
Technology - 3.2%
Avaya, Inc.:
term loan 3.005% 10/27/14 (h)	39,154,230	37,392,289
Tranche B 3LN, term loan 4.755% 10/26/17 (h)	50,584,578	48,940,579
CDW Corp. Tranche B, term loan 4.5% 7/15/17 (h)	55,000,000	53,418,750
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (h)	970,568	974,207
First Data Corp. term loan 4.1873% 3/24/18 (h)	73,140,336	67,471,960
Freescale Semiconductor, Inc. term loan 4.4356% 12/1/16 (h)	46,598,103	46,190,370
Kronos, Inc.:
Tranche 1LN, term loan 1.9958% 6/11/14 (h)	9,255,289	9,139,598
Tranche 2LN, term loan 5.9958% 6/11/15 (h)	3,843,000	3,804,570
NXP BV term loan 4.5% 3/4/17 (h)	6,009,938	5,964,863
SunGard Data Systems, Inc. term loan 1.9358% 2/28/14 (h)	12,176,000	11,780,280
		285,077,466
Telecommunications - 1.7%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (h)	98,483,505	88,019,632
Intelsat Jackson Holdings SA:
term loan 3.2461% 2/1/14 (h)	32,164,000	30,676,415
Tranche B, term loan 5.25% 4/2/18 (h)	28,618,275	28,655,479
		147,351,526
TOTAL FLOATING RATE LOANS (Cost $1,179,687,739)		1,145,467,211
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $466,718,398)	466,718,398	$ 466,718,398
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.16%, dated 7/29/11 due 8/1/11 (Collateralized by U.S. Government Obligations) # (Cost $6,216,000)	$ 6,216,081	6,216,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $8,813,358,711)		8,745,435,999
NET OTHER ASSETS (LIABILITIES) - 0.8%		66,106,272
NET ASSETS - 100%		$ 8,811,542,271
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,916,587,217 or 33.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,860,900 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900

(j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,158,324 and $1,158,324, respectively. The coupon rate will be determined at time of settlement.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,216,000 due 8/01/11 at 0.16%
BNP Paribas Securities Corp.	$ 3,265,593
Barclays Capital, Inc.	1,737,017
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,213,390
$ 6,216,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,395
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 108,120,692	$ 64,331,892	$ 43,788,800	$ -
Energy	15,556,239	15,556,239	-	-
Financials	172,350,260	130,022,725	42,327,535	-
Industrials	34,815,195	28,073,398	-	6,741,797
Information Technology	1,979,394	1,979,394	-	-
Materials	45,790,517	42,929,617	2,860,900	-
Utilities	4,739,481	-	4,739,481	-
Corporate Bonds	6,743,682,612	-	6,743,154,736	527,876
Floating Rate Loans	1,145,467,211	-	1,144,308,887	1,158,324
Money Market Funds	466,718,398	466,718,398	-	-
Cash Equivalents	6,216,000	-	6,216,000	-
Total Investments in Securities:	$ 8,745,435,999	$ 749,611,663	$ 7,987,396,339	$ 8,427,997
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 26,121,137
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(512,115)
Cost of Purchases	1,158,324
Proceeds of Sales	(404,011)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(17,935,338)
Ending Balance	$ 8,427,997
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (512,115)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At July 31, 2011, the cost of investment securities for income tax purposes was $8,809,564,781. Net unrealized depreciation aggregated $64,128,782, of which $71,567,689 related to appreciated investment securities and $135,696,471 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2011